UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-09025

New Covenant Funds

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

Registrant’s telephone number, including area code: 1-877-835-4531

Date of fiscal year end: June 30, 2017

Date of reporting period: December 31, 2016

Item 1.	Reports to Stockholders.

December 31, 2016

SEMI-ANNUAL REPORT

New Covenant Funds

ñ New Covenant Growth Fund

ñ New Covenant Income Fund

ñ New Covenant Balanced Growth Fund

ñ New Covenant Balanced Income Fund

The Trust files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the ‘‘Commission’’) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Trust’s Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-877-835-4531; and (ii) on the Commission’s website at http://www.sec.gov.

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Growth Fund

Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

COMMON STOCK — 95.5%

Canada — 1.4%
Canadian Natural Resources	80,545	$2,568
Canadian Pacific Railway	6,747	963
Magna International	44,466	1,930

		5,461

China — 0.6%
Alibaba Group Holding ADR *	1,840	161
Tencent Holdings ADR	99,079	2,400

		2,561

Hong Kong — 0.3%
China Mobile ADR	25,013	1,312

Ireland — 1.3%
Accenture, Cl A	6,009	704
Ingersoll-Rand	9,666	725
Jazz Pharmaceuticals *	1,291	141
Medtronic	17,755	1,264
Shire ADR	12,917	2,201

		5,035

Japan — 0.3%
Toyota Motor ADR	9,288	1,089

Netherlands — 0.1%
Chicago Bridge & Iron	10,546	335

Puerto Rico — 0.2%
Popular	19,087	836

United Kingdom — 0.9%
Aon	3,000	335
BP ADR	77,813	2,909
Delphi Automotive	3,672	247

		3,491

United States — 90.4%

Consumer Discretionary — 13.7%
Adient *	963	56
Amazon.com *	10,835	8,125
BorgWarner	5,588	220

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
CarMax *	5,265	$339
Carnival	3,644	190
CBS, Cl B	3,406	217
Charter Communications, Cl A *	903	260
Chipotle Mexican Grill, Cl A *	1,519	573
Comcast, Cl A	32,437	2,240
Dillard’s, Cl A	9,833	616
Dollar General	37,805	2,800
Dollar Tree *	2,254	174
Domino’s Pizza	3,852	613
Ford Motor	17,445	212
General Motors	39,163	1,364
Gentex	17,110	337
Goodyear Tire & Rubber	28,000	864
Harman International Industries	2,319	258
Hasbro	3,540	275
Hilton Worldwide Holdings	17,843	485
Home Depot	29,525	3,959
Interpublic Group of	8,487	199
John Wiley & Sons, Cl A	4,244	231
Kohl’s	20,829	1,029
L Brands	1,988	131
Liberty Expedia Holdings, Cl A *	18,853	748
Liberty Media -Liberty SiriusXM *	5,755	199
Liberty SiriusXM Group, Cl C *	10,502	356
Liberty Ventures, Ser A *	11,400	420
LKQ *	5,641	173
Lowe’s	34,266	2,437
Macy’s	37,239	1,334
Madison Square Garden *	4,855	833
Marriott International, Cl A	2,274	188
McDonald’s	3,206	390
Michael Kors Holdings *	10,975	472
Mohawk Industries *	4,788	956
Netflix *	25,105	3,108
Newell Brands	26,979	1,205
NIKE, Cl B	45,655	2,321
Nordstrom	3,348	160
Norwegian Cruise Line Holdings *	10,510	447
Omnicom Group	43,193	3,676
priceline.com *	1,587	2,327
PVH	1,776	160
Ross Stores	2,831	186
Royal Caribbean Cruises	2,651	217
Scripps Networks Interactive, Cl A	9,631	687
Signet Jewelers	7,842	739
Staples	27,874	252
Starbucks	21,282	1,182
Target	5,064	366
Time Warner	2,017	195
TJX	2,471	186
Ulta Salon Cosmetics & Fragrance *	1,360	347

New Covenant Funds / Semi-Annual Report / December 31, 2016	1

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Growth Fund (Continued)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Vail Resorts	2,132	$344
VF	3,424	183
Visteon *	5,669	455
Walt Disney	8,816	919
Williams-Sonoma	3,319	161
Yum China Holdings *	6,570	172

		54,268

Consumer Staples — 8.5%
Campbell Soup	27,125	1,640
Clorox	15,642	1,877
Coca-Cola	64,757	2,685
Colgate-Palmolive	20,176	1,320
Costco Wholesale	13,281	2,126
CVS Caremark	39,295	3,101
Dr. Pepper Snapple Group	21,823	1,979
General Mills	15,944	985
JM Smucker	15,395	1,971
Kellogg	24,151	1,780
Kimberly-Clark	12,277	1,401
Kraft Heinz	7,016	613
Kroger	77,778	2,684
McCormick	5,067	473
Monster Beverage *	10,764	477
PepsiCo	25,598	2,678
Procter & Gamble	39,089	3,287
Spectrum Brands Holdings	1,514	185
Sysco	18,014	997
US Foods Holding *	8,242	226
Walgreens Boots Alliance	5,048	418
Wal-Mart Stores	2,676	185
WhiteWave Foods, Cl A *	10,693	595

		33,683

Energy — 6.2%
Anadarko Petroleum	13,228	922
Apache	12,651	803
Baker Hughes	11,697	760
Cabot Oil & Gas	41,358	966
Cheniere Energy *	4,589	190
Chevron	15,157	1,784
Cimarex Energy	12,004	1,631
Concho Resources *	5,449	723
ConocoPhillips	4,536	227
Devon Energy	22,074	1,008
Diamondback Energy *	6,335	640
EOG Resources	20,265	2,049
EQT	2,732	179
Exxon Mobil	8,916	805
Halliburton	58,533	3,166
Helmerich & Payne	9,519	737
Newfield Exploration *	4,642	188
Occidental Petroleum	42,871	3,054

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Pioneer Natural Resources	4,324	$779
Royal Dutch Shell ADR, Cl A	62,587	3,403
Schlumberger	5,289	444
Spectra Energy	5,044	207
Tesoro	2,130	186

		24,851

Financials — 14.2%
Aflac	31,733	2,209
AGNC Investment	10,674	193
Allstate	6,753	501
American International Group	19,489	1,273
Assurant	2,073	192
Bank of America	231,950	5,126
Berkshire Hathaway, Cl B *	21,179	3,452
Blackstone Group (A)	60,051	1,623
Chimera Investment	53,888	917
Citigroup	119,399	7,096
CME Group, Cl A	1,579	182
Comerica	7,408	505
Cullen	19,072	1,683
Discover Financial Services	2,681	193
Erie Indemnity, Cl A	1,721	194
Goldman Sachs Group	6,736	1,613
Interactive Brokers Group, Cl A	4,957	181
Invesco	5,959	181
JPMorgan Chase	78,575	6,780
KKR (A)	122,081	1,879
Marsh & McLennan	46,890	3,169
MetLife	32,110	1,730
Morgan Stanley	62,758	2,652
Morningstar	5,026	370
MSCI, Cl A	2,345	185
Northern Trust	22,462	2,000
PacWest Bancorp	3,956	215
Principal Financial Group	16,871	976
ProAssurance	3,711	209
Prudential Financial	3,399	354
S&P Global	6,256	673
Santander Consumer USA Holdings *	23,103	312
State Street	45,310	3,521
Synchrony Financial	6,957	252
Thomson Reuters	9,680	424
Torchmark	2,950	218
Two Harbors Investment ‡	35,364	308
Wells Fargo	52,841	2,912

		56,453

Health Care — 13.5%
Abbott Laboratories	31,599	1,214
AbbVie	29,915	1,873
Acadia Healthcare *	3,163	105
Aetna	1,508	187

2	New Covenant Funds / Semi-Annual Report / December 31, 2016

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Agilent Technologies	17,287	$788
Alexion Pharmaceuticals *	28,728	3,515
Allergan	7,518	1,579
AmerisourceBergen, Cl A	23,537	1,840
Amgen	19,692	2,879
Anthem	1,320	190
Baxter International	35,710	1,583
Becton Dickinson and	29,117	4,820
Biogen Idec *	5,309	1,506
Boston Scientific *	57,338	1,240
Bristol-Myers Squibb	29,347	1,715
Celgene *	5,955	689
Cigna	4,415	589
Edwards Lifesciences *	2,204	206
Eli Lilly	4,003	294
Gilead Sciences	39,557	2,833
HCA Holdings *	18,054	1,336
Horizon Pharma *	20,171	326
Humana	872	178
Intercept Pharmaceuticals *	1,831	199
Johnson & Johnson	45,651	5,259
Merck	49,348	2,905
Mylan *	6,305	241
PerkinElmer	4,478	234
Pfizer	30,715	998
Regeneron Pharmaceuticals *	4,887	1,794
ResMed	2,930	182
Thermo Fisher Scientific	1,327	187
UnitedHealth Group	56,359	9,020
Varian Medical Systems *	2,214	199
Zoetis, Cl A	16,159	865

		53,568

Industrials — 9.4%
3M	21,029	3,755
Acuity Brands	3,374	779
AECOM Technology *	21,002	764
AerCap Holdings *	16,118	671
American Airlines Group	27,856	1,301
BE Aerospace	9,380	565
Caterpillar	7,831	726
Covanta Holding	40,890	638
Cummins	1,644	225
Deere	1,900	196
Delta Air Lines	77,657	3,820
Eaton	26,589	1,784
Equifax	1,649	195
General Electric	36,406	1,150
Hexcel	4,105	211
Illinois Tool Works	27,011	3,308
Johnson Controls International	32,809	1,351
Kansas City Southern	12,614	1,070
ManpowerGroup	11,009	978

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Nielsen Holdings	4,428	$186
Norfolk Southern	12,034	1,300
Owens Corning	4,196	216
Rockwell Automation	1,360	183
Roper Technologies	5,191	950
Ryder System	2,710	202
Southwest Airlines	4,455	222
Spirit AeroSystems Holdings, Cl A	4,297	251
Stanley Black & Decker	1,841	211
Terex	11,554	364
TransDigm Group *	5,360	1,334
TransUnion *	5,525	171
Union Pacific	21,575	2,237
United Parcel Service, Cl B	6,206	711
United Technologies	1,811	198
Waste Management	3,397	241
WW Grainger	18,783	4,362
Xylem	9,204	456

		37,282

Information Technology — 18.3%
Activision Blizzard	37,929	1,370
Adobe Systems *	29,116	2,997
Alliance Data Systems	1,093	250
Alphabet, Cl A *	12,676	10,045
Alphabet, Cl C *	553	427
Analog Devices	16,312	1,185
Apple	35,110	4,066
Applied Materials	71,795	2,317
ASML Holding, Cl G	16,162	1,813
Automatic Data Processing	30,575	3,142
Black Knight Financial Services, Cl A *	6,144	232
Broadcom	3,926	694
CA	12,146	386
Cisco Systems	84,370	2,550
Cognizant Technology Solutions, Cl A *	3,555	199
Computer Sciences	4,271	254
Dell Technologies - VMware, Cl V *	15,222	837
eBay *	7,634	227
Facebook, Cl A *	47,108	5,420
Fiserv *	1,801	191
FleetCor Technologies *	13,396	1,896
Global Payments	12,483	866
Hewlett Packard Enterprise	8,303	192
HP	13,309	197
Intel	70,271	2,549
International Business Machines	8,941	1,484
Lam Research	8,295	877
Mastercard, Cl A	19,576	2,021
Microchip Technology	40,959	2,627
Micron Technology *	67,161	1,472
Microsoft	144,906	9,004
Motorola Solutions	11,765	975

New Covenant Funds / Semi-Annual Report / December 31, 2016	3

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Growth Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
NVIDIA	2,599	$277
Oracle	16,556	637
QUALCOMM	3,449	225
salesforce.com *	5,362	367
Symantec	22,505	538
Teradata *	6,394	174
Texas Instruments	7,575	553
Vantiv, Cl A *	6,930	413
Visa, Cl A	83,001	6,476
Xerox	35,000	306

		72,728

Materials — 2.6%
Air Products & Chemicals	9,757	1,403
Alcoa	2,105	59
Ball	9,099	683
Dow Chemical	8,502	486
E.I. du Pont de Nemours	2,591	190
Eastman Chemical	14,450	1,087
Ecolab	10,832	1,270
Louisiana-Pacific *	19,866	376
LyondellBasell Industries, Cl A	2,167	186
Praxair	16,702	1,957
Reliance Steel & Aluminum	5,840	464
Sherwin-Williams	6,808	1,830
Sonoco Products	9,063	478

		10,469

Real Estate — 2.0%
American Tower, Cl A ‡	20,389	2,155
CBRE Group, Cl A *	20,053	631
Corporate Office Properties Trust ‡	21,890	683
Crown Castle International ‡	15,935	1,383
Equinix	539	193
Forest City Realty Trust, Cl A ‡	10,256	214
Paramount Group	15,807	253
ProLogis ‡	29,469	1,556
Regency Centers ‡	4,478	309
Weyerhaeuser ‡	24,255	730

		8,107

Telecommunication Services — 0.6%
AT&T	4,647	198
SBA Communications, Cl A *	9,720	1,004
Verizon Communications	19,930	1,064

		2,266

Utilities — 1.4%
American Water Works	17,919	1,297
CMS Energy	44,556	1,854
Eversource Energy	31,835	1,758

Description	Shares	Market Value ($ Thousands)

COMMON STOCK (continued)
Xcel Energy	12,416	$505

		5,414

		359,089

Total Common Stock (Cost $324,406) ($ Thousands)		379,209

AFFILIATED INVESTMENT FUND — 2.8%

Money Market Fund — 2.8%
SEI Daily Income Trust, Government Fund, Cl A, 0.320%**†	11,119,971	11,120

Total Affiliated Investment Fund (Cost $11,120) ($ Thousands)		11,120

Total Investments — 98.3% (Cost $335,526) ($ Thousands)		$390,329

Percentages are based on a Net Assets of $397,117 ($ Thousands).

‡	Real Estate Investment Trust.

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2016.

†	Investment in Affiliated Security (see Note 3).

(A)	Security is a Master Limited Partnership. At December 31, 2016, such securities amounted to $3,502 ($ Thousands), or 0.0 % of the net assets of the Fund (See Note 2).

ADR — American Depositary Receipt

Cl — Class

MSCI — Morgan Stanley Capital International

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$379,209	$–	$–	$379,209
Affiliated Investment Fund	11,120	–	–	11,120

Total Investments in Securities	$390,329	$–	$–	$390,329

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “— ” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

4	New Covenant Funds / Semi-Annual Report / December 31, 2016

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Income Fund

Sector Weightings†:

†Percentages based on total investments.

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES — 32.5%

Agency Mortgage-Backed Obligations — 24.6%
COMM Mortgage Trust, Ser 2013-CR8, Cl A4
3.334%, 06/10/2046	$818	$843
FHLMC
6.500%, 09/01/2039	68	77
5.500%, 12/01/2036 to 12/01/2038	537	601
5.000%, 12/01/2020 to 02/01/2042	1,300	1,408
4.500%, 05/01/2042	1,876	2,020
4.000%, 04/01/2043 to 08/01/2043	538	571
3.587%, 07/01/2040 (A)	153	159
3.500%, 11/01/2042 to 12/01/2045	3,999	4,112
FHLMC CMO, Ser 2005-2990, Cl UZ
5.750%, 06/15/2035	602	681
FHLMC CMO, Ser 2009-3558, Cl G
4.000%, 08/15/2024	270	286
FHLMC CMO, Ser 2011-3947, Cl SG, IO
5.246%, 10/15/2041 (A)	472	79
FHLMC CMO, Ser 2012-4013, Cl AI, IO
4.000%, 02/15/2039	1	–
FHLMC CMO, Ser 2012-4057, Cl UI, IO
3.000%, 05/15/2027	284	27
FHLMC CMO, Ser 2012-4085, Cl IO, IO
3.000%, 06/15/2027	636	56
FHLMC CMO, Ser 2012-4092, Cl AI, IO
3.000%, 09/15/2031	831	83
FHLMC CMO, Ser 2012-4099, Cl ST, IO
5.296%, 08/15/2042 (A)	186	36
FHLMC CMO, Ser 2013-4194, Cl BI, IO
3.500%, 04/15/2043	512	75
FHLMC CMO, Ser 2013-4203, Cl PS, IO
5.546%, 09/15/2042 (A)	302	52
FHLMC CMO, Ser 2013-4219, Cl JA
3.500%, 08/15/2039	682	709
FHLMC CMO, Ser 2014-4310, Cl SA, IO
5.246%, 02/15/2044 (A)	79	13

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FHLMC CMO, Ser 2014-4335, Cl SW, IO
5.296%, 05/15/2044 (A)	$162	$30
FHLMC CMO, Ser 2014-4415, Cl IO, IO
2.068%, 04/15/2041 (A)	130	8
FHLMC Multifamily Structured Pass-Through Certificates, Ser K712, Cl X1, IO
1.461%, 11/25/2019 (A)	1,439	43
FHLMC Structured Agency Credit Risk Debt Notes, Ser 2014-HQ1, Cl M2
3.084%, 08/25/2024 (A)	196	198
FHLMC TBA
3.500%, 01/01/2041	1,500	1,536
3.000%, 01/15/2043	800	794
2.500%, 01/15/2028	1,000	1,002
FHLMC, Ser 2015-4532, Cl YA
3.500%, 10/15/2041	861	886
FNMA
7.000%, 11/01/2037 to 11/01/2038	52	58
6.500%, 08/01/2017 to 05/01/2040	440	494
6.000%, 07/01/2037 to 11/01/2038	226	256
5.500%, 02/01/2035	231	259
5.000%, 01/01/2021 to 06/01/2040	1,885	2,057
4.500%, 01/01/2041 to 01/01/2045	1,913	2,077
4.000%, 06/01/2025 to 08/01/2045	12,629	13,346
3.500%, 12/01/2032 to 01/01/2046	8,102	8,356
3.000%, 11/01/2046	399	397
2.788%, 03/01/2036 (A)	47	50
2.517%, 01/01/2036 (A)	69	73
2.500%, 10/01/2042	771	738
2.240%, 09/01/2026	149	142
1.847%, 05/01/2043 (A)	1,485	1,533
FNMA CMO, Ser 1992-1, Cl F
1.556%, 01/25/2022 (A)	50	51
FNMA CMO, Ser 2003-W2, Cl 2A9
5.900%, 07/25/2042	669	745
FNMA CMO, Ser 2004-90, Cl LH
5.000%, 04/25/2034	289	298
FNMA CMO, Ser 2005-22, Cl DA
5.500%, 12/25/2034	325	347
FNMA CMO, Ser 2005-29, Cl ZA
5.500%, 04/25/2035	193	213
FNMA CMO, Ser 2011-44, Cl EB
3.000%, 05/25/2026	500	512
FNMA CMO, Ser 2012-74, Cl AI, IO
3.000%, 07/25/2027	1,067	116
FNMA CMO, Ser 2012-93, Cl UI, IO
3.000%, 09/25/2027	822	78
FNMA CMO, Ser 2014-47, Cl AI, IO
2.130%, 08/25/2044 (A)	564	39
FNMA CMO, Ser 2015-55, Cl IO, IO
1.739%, 08/25/2055 (A)	75	5

New Covenant Funds / Semi-Annual Report / December 31, 2016	5

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
FNMA CMO, Ser 2015-56, Cl AS, IO
5.394%, 08/25/2045 (A)	$88	$22
FNMA CMO, Ser 2015-M3, Cl X2, IO
0.484%, 10/25/2024 (A)	4,855	118
FNMA TBA
5.000%, 01/01/2038	1,500	1,634
4.000%, 11/15/2034	2,700	2,839
3.500%, 01/01/2041	2,500	2,581
3.000%, 01/16/2026 to 01/15/2043	1,900	1,894
2.500%, 01/01/2026	200	200
FREMF Mortgage Trust, Ser 2015-K44, Cl C
3.811%, 01/25/2048 (A)(B)	130	108
GNMA
5.500%, 02/20/2037 to 01/15/2039	276	307
5.000%, 12/20/2038 to 07/20/2040	1,438	1,577
4.600%, 09/15/2034	3,094	3,375
4.500%, 07/20/2038 to 07/20/2041	1,334	1,435
3.500%, 08/20/2045	618	643
2.500%, 02/20/2027	1,333	1,349
GNMA CMO, Ser 2009-108, Cl WG
4.000%, 09/20/2038	214	220
GNMA CMO, Ser 2012-34, Cl SA, IO
5.311%, 03/20/2042 (A)	58	11
GNMA CMO, Ser 2012-66, Cl CI, IO
3.500%, 02/20/2038	158	15
GNMA CMO, Ser 2012-77, Cl KI, IO
7.500%, 04/20/2031	21	4
GNMA CMO, Ser 2012-H18, Cl NA
1.051%, 08/20/2062 (A)	267	266
GNMA CMO, Ser 2012-H30, Cl GA
0.881%, 12/20/2062 (A)	1,111	1,099
GNMA CMO, Ser 2013-85, Cl IA, IO
0.752%, 03/16/2047 (A)	3,500	157
GNMA CMO, Ser 2013-95, Cl IO, IO
0.711%, 04/16/2047 (A)	2,124	100
GNMA CMO, Ser 2013-H01, Cl TA
1.031%, 01/20/2063 (A)	311	311
GNMA CMO, Ser 2013-H08, Cl BF
0.931%, 03/20/2063 (A)	1,053	1,044
GNMA CMO, Ser 2013-H21, Cl FB
1.230%, 09/20/2063 (A)	627	629
GNMA CMO, Ser 2014-105, IO
1.100%, 06/16/2054	1,411	91
GNMA CMO, Ser 2014-186, Cl IO, IO
0.815%, 08/16/2054 (A)	1,753	98
GNMA CMO, Ser 2015-167, Cl OI, IO
4.000%, 04/16/2045	177	40
GNMA CMO, Ser 2015-7, Cl IO, IO
0.937%, 01/16/2057 (A)	1,389	93
GNMA CMO, Ser 2015-H20, Cl FA
0.663%, 08/20/2065 (A)	361	358

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
GNMA TBA
3.500%, 01/15/2041	$600	$624
3.000%, 01/15/2043	2,200	2,227

		74,094

Non-Agency Mortgage-Backed Obligations — 7.9%
A10 Securitization, Ser 2015-1, Cl A1
2.100%, 04/15/2034 (B)	78	78
A10 Term Asset Financing, Ser 2013-2, Cl A
2.620%, 11/15/2027 (B)	48	48
A10 Term Asset Financing, Ser 2014-1, Cl A1
1.720%, 04/15/2033 (B)	8	8
Bear Stearns ALT-A Trust, Ser 2004-6, Cl 1A
1.396%, 07/25/2034 (A)	266	261
Bear Stearns Commercial Mortgage Securities Trust, Ser 2007-PW17, Cl A4
5.694%, 06/11/2050 (A)	562	571
CD Mortgage Trust, Ser 2007-CD5, Cl A4
5.886%, 11/15/2044 (A)	1,365	1,387
Citigroup Commercial Mortgage Trust, Ser 2007-C6, Cl A4
5.900%, 12/10/2049 (A)	2,213	2,232
Citigroup Commercial Mortgage Trust, Ser 2014-GC25, Cl AS
4.017%, 10/10/2047	100	104
Citigroup Commercial Mortgage Trust, Ser 2015-GC33, Cl D
3.172%, 09/10/2058	200	140
COMM Mortgage Trust, Ser 2012-CR5, Cl AM
3.223%, 12/10/2045 (B)	590	598
COMM Mortgage Trust, Ser 2014-PAT, Cl A
1.338%, 08/13/2027 (A)(B)	116	116
Commercial Mortgage Pass-Through Certificates, Ser 2012-CR3, Cl A3
2.822%, 11/15/2045	10	10
Commercial Mortgage Pass-Through Certificates, Ser 2013-WWP, Cl A2
3.424%, 03/10/2031 (B)	100	103
Commercial Mortgage Trust, Ser 2007-GG11, Cl A4
5.736%, 12/10/2049	1,321	1,340
Commercial Mortgage Trust, Ser 2013-CC13, Cl XA, IO
1.116%, 12/10/2023 (A)	763	31
Commercial Mortgage Trust, Ser 2013-CR12, Cl C
5.253%, 10/10/2046 (A)	10	10
Commercial Mortgage Trust, Ser 2013-CR12, Cl AM
4.300%, 10/10/2046	20	21

6	New Covenant Funds / Semi-Annual Report / December 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Commercial Mortgage Trust, Ser 2013-CR12, Cl B
4.762%, 10/10/2046 (A)	$20	$21
Commercial Mortgage Trust, Ser 2014-TWC, Cl A
1.389%, 02/13/2032 (A)(B)	200	200
Credit Suisse Commercial Mortgage Trust, Ser 2007-C3, Cl A4
5.877%, 06/15/2039 (A)	804	807
Credit Suisse Commercial Mortgage Trust, Ser 2007-C5, Cl A4
5.695%, 09/15/2040 (A)	825	837
CSMC Trust, Ser 2014-TIKI, Cl B
2.054%, 09/15/2038 (A)(B)	233	229
CSMC Trust, Ser 2014-TIKI, Cl A
1.488%, 09/15/2038 (A)(B)	310	308
CSMC Trust, Ser 2016-BDWN, Cl B
5.008%, 02/15/2029 (A)(B)	200	202
DBRR Trust, Ser 2013-EZ3, Cl A
1.636%, 12/18/2049 (A)(B)	119	118
GE Business Loan Trust, Ser 2007-1A, Cl A
0.874%, 04/16/2035 (A)(B)	349	329
GMAC Commercial Mortgage Securities Trust, Ser 2006-C1, Cl AM
5.290%, 11/10/2045 (A)	101	101
GS Mortgage Securities Trust, Ser 2013-GC16, Cl B
5.161%, 11/10/2046 (A)	80	88
Homestar Mortgage Acceptance, Ser 2004-6, Cl M2
1.262%, 01/25/2035 (A)	1,049	1,033
Impac Secured Assets Trust, Ser 2007-2, Cl 2A
1.006%, 04/25/2037 (A)	130	117
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl B
4.927%, 11/15/2045 (A)	210	228
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C15, Cl C
5.214%, 11/15/2045 (A)	50	53
JPMBB Commercial Mortgage Securities Trust, Ser 2013-C17, Cl B
5.050%, 01/15/2047 (A)	30	33
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl C
4.712%, 09/15/2047 (A)	80	78
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C29, Cl C
4.202%, 05/15/2048 (A)	380	360
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C30, Cl A5
3.822%, 07/15/2048	490	511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
JPMBB Commercial Mortgage Securities Trust, Ser 2015-C31, Cl A3
3.801%, 08/15/2048	$490	$510
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2011-C5, Cl A3
4.171%, 08/15/2046	8	9
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-C6, Cl A3
3.507%, 05/15/2045	1,313	1,374
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2012-LC9, Cl AS
3.353%, 12/15/2047 (B)	380	385
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2014-PHH, Cl C
2.804%, 08/15/2027 (A)(B)	110	110
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2015-FL7, Cl D
4.288%, 05/15/2028 (A)(B)	200	191
JPMorgan Chase Commercial Mortgage Securities, Ser 2007-LD11, Cl A4
5.753%, 06/15/2049 (A)	456	458
JPMorgan Chase Commercial Mortgage Securities, Ser 2012-LC9, Cl A2
1.677%, 12/15/2047	1,972	1,974
JPMorgan Mortgage Trust, Ser 2015-5, Cl A9
2.892%, 05/25/2045 (A)(B)	280	278
JPMorgan Mortgage Trust, Ser 2016-1, Cl A5
3.500%, 05/25/2046 (B)	837	851
MASTR Alternative Loans Trust, Ser 2004-2, Cl 4A1
5.000%, 02/25/2019	29	29
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C10, Cl A4
4.220%, 07/15/2046 (A)	120	128
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2013-C7, Cl AS
3.214%, 02/15/2046	21	21
Morgan Stanley Capital I Trust, Ser IQ15, Cl A4
6.098%, 06/11/2049 (A)	751	763
Morgan Stanley Re-Remic Trust, Ser 2012-IO, Cl AXA
1.000%, 03/27/2051 (B)	33	33
Morgan Stanley Re-Remic Trust, Ser 2012-XA, Cl A
2.000%, 07/27/2049 (B)	34	34
MSCG Trust, Ser 2015-ALDR, Cl A2
3.577%, 06/07/2035 (A)(B)	410	406
Nomura Asset Acceptance Alternative Loan Trust, Ser 2007-1, Cl 1A3
5.957%, 03/25/2047	108	107
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-3AC, Cl A2
2.937%, 03/25/2034 (A)	261	262

New Covenant Funds / Semi-Annual Report / December 31, 2016	7

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MORTGAGE-BACKED SECURITIES (continued)
Towd Point Mortgage Trust, Ser 2015-5, Cl A1B
2.750%, 05/25/2055 (A)(B)	$520	$521
UBS-BAMLL Trust, Ser 2012-WRM, Cl A
3.663%, 06/10/2030 (B)	116	118
UBS-Barclays Commercial Mortgage Trust, Ser 2012-C2, Cl A4
3.525%, 05/10/2063	73	76
UBS-Barclays Commercial Mortgage Trust, Ser 2012-CN, Cl XA, IO
1.789%, 05/10/2063 (A)(B)	453	22
Wells Fargo Commercial Mortgage Trust, Ser 2014-LC16, Cl XA, IO
1.603%, 08/15/2050 (A)	2,571	167
WFRBS Commercial Mortgage Trust, Ser 2011-C4, Cl A4
4.902%, 06/15/2044 (A)(B)	1,354	1,485
WFRBS Commercial Mortgage Trust, Ser 2012-C10, Cl XA, IO
2.078%, 12/15/2045 (A)(B)	1,227	86
WFRBS Commercial Mortgage Trust, Ser 2012-C7, Cl XA, IO
1.657%, 06/15/2045 (A)(B)	1,224	74
WFRBS Commercial Mortgage Trust, Ser 2013-C11, Cl AS
3.311%, 03/15/2045	160	162
WFRBS Commercial Mortgage Trust, Ser 2013-C13, Cl XA, IO
1.524%, 05/15/2045 (A)(B)	1,382	81
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl C
3.850%, 10/15/2057 (A)	150	150
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl B
4.377%, 10/15/2057 (A)	270	283
WFRBS Commercial Mortgage Trust, Ser 2014-C23, Cl XA, IO
0.838%, 10/15/2057 (A)	1,208	43

		23,902

Total Mortgage-Backed Securities (Cost $98,016) ($ Thousands)		97,996

CORPORATE OBLIGATIONS — 26.1%

Consumer Discretionary — 2.7%
21st Century Fox America
6.900%, 03/01/2019	900	988
Charter Communications Operating
4.908%, 07/23/2025	200	211
Comcast Cable Communications Holdings
9.455%, 11/15/2022	1,116	1,511

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Danone
2.077%, 11/02/2021 (B)	$500	$486
Ford Motor Credit
8.125%, 01/15/2020	340	392
General Motors Financial
4.200%, 03/01/2021	1,365	1,408
3.700%, 11/24/2020	80	82
3.700%, 05/09/2023	190	187
Hyundai Capital America MTN
2.400%, 10/30/2018 (B)	240	241
McDonald’s MTN
2.750%, 12/09/2020	280	283
NBCUniversal Media
4.375%, 04/01/2021	10	11
Newell Brands
4.200%, 04/01/2026	10	10
3.850%, 04/01/2023	100	104
3.150%, 04/01/2021	30	31
TCI Communications
7.875%, 02/15/2026	240	322
Time Warner
4.875%, 03/15/2020	995	1,062
Time Warner Cable
5.000%, 02/01/2020	350	371
Viacom
5.625%, 09/15/2019	422	454
3.875%, 04/01/2024	30	29

		8,183

Consumer Staples — 1.5%
CVS Health
4.125%, 05/15/2021	300	317
3.875%, 07/20/2025	195	201
2.800%, 07/20/2020	190	193
CVS Pass-Through Trust
7.507%, 01/10/2032 (B)	1,338	1,629
Kimberly-Clark
6.125%, 08/01/2017	140	144
Kraft Heinz Foods
5.375%, 02/10/2020	86	93
4.875%, 02/15/2025 (B)	80	86
3.950%, 07/15/2025	120	122
3.500%, 06/06/2022	10	10
Kroger
4.000%, 02/01/2024	140	146
PepsiCo
3.000%, 08/25/2021	290	299
2.750%, 03/05/2022	80	81
Tyson Foods
4.875%, 08/15/2034	150	153
3.950%, 08/15/2024	60	61

8	New Covenant Funds / Semi-Annual Report / December 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Walgreens Boots Alliance
3.450%, 06/01/2026	$150	$147
Wal-Mart Stores
4.250%, 04/15/2021	210	227
WM Wrigley Jr
2.900%, 10/21/2019 (B)	360	367
2.400%, 10/21/2018 (B)	140	141

		4,417

Energy — 2.3%
Anadarko Petroleum
5.550%, 03/15/2026	90	101
5.085%, 10/10/2036 (C)	3,000	1,213
Apache
3.250%, 04/15/2022	243	247
Baker Hughes
3.200%, 08/15/2021	26	27
BP Capital Markets
3.216%, 11/28/2023	140	141
Chevron
2.954%, 05/16/2026	170	167
ConocoPhillips
6.000%, 01/15/2020	20	22
4.950%, 03/15/2026	813	897
4.200%, 03/15/2021	444	472
Devon Energy
5.850%, 12/15/2025	120	137
3.250%, 05/15/2022	110	109
Enterprise Products Operating
3.900%, 02/15/2024	457	471
EOG Resources
4.150%, 01/15/2026	60	63
Exxon Mobil
3.043%, 03/01/2026	150	150
Halliburton
3.800%, 11/15/2025	140	142
Kinder Morgan Energy Partners
4.150%, 02/01/2024	770	780
Noble Energy
4.150%, 12/15/2021	290	302
Occidental Petroleum
3.400%, 04/15/2026	80	81
3.125%, 02/15/2022	100	102
3.000%, 02/15/2027	130	126
Schlumberger Holdings
3.000%, 12/21/2020 (B)	970	990
Shell International Finance BV
2.875%, 05/10/2026	40	39
Sinopec Group Overseas Development
4.375%, 04/10/2024 (B)	290	301

		7,080

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Financials — 9.0%
American Express
7.000%, 03/19/2018	$660	$701
2.650%, 12/02/2022	264	260
Bank of America MTN
6.875%, 04/25/2018	390	415
5.625%, 07/01/2020	30	33
5.000%, 05/13/2021	80	87
4.450%, 03/03/2026	678	699
4.200%, 08/26/2024	210	214
4.125%, 01/22/2024	370	385
4.100%, 07/24/2023	280	292
4.000%, 04/01/2024	440	454
4.000%, 01/22/2025	80	80
3.875%, 08/01/2025	140	142
3.500%, 04/19/2026	130	128
3.300%, 01/11/2023	60	60
2.600%, 01/15/2019	170	171
1.950%, 05/12/2018	458	459
Bank of America
7.625%, 06/01/2019	75	84
5.420%, 03/15/2017	200	202
Bank of Montreal MTN
2.100%, 12/12/2019	783	783
Bank of New York Mellon MTN
4.600%, 01/15/2020	836	893
BB&T MTN
6.850%, 04/30/2019	240	266
Bear Stearns
7.250%, 02/01/2018	140	148
Blackstone Holdings Finance
6.625%, 08/15/2019 (B)	987	1,096
Chubb INA Holdings
3.350%, 05/03/2026	40	40
2.300%, 11/03/2020	60	60
Citigroup
8.125%, 07/15/2039	12	18
5.500%, 09/13/2025	150	165
5.300%, 05/06/2044	31	33
4.650%, 07/30/2045	28	30
4.450%, 09/29/2027	150	152
4.400%, 06/10/2025	160	164
4.300%, 11/20/2026	40	40
4.050%, 07/30/2022	40	41
3.500%, 05/15/2023	100	100
3.400%, 05/01/2026	673	654
2.700%, 03/30/2021	455	454
2.361%, 09/01/2023 (A)	388	396
1.700%, 04/27/2018	228	227
Cooperatieve Rabobank UA
3.950%, 11/09/2022	645	664

New Covenant Funds / Semi-Annual Report / December 31, 2016	9

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
General Electric Capital MTN
6.000%, 08/07/2019	$414	$457
4.650%, 10/17/2021	180	198
4.375%, 09/16/2020	10	11
Goldman Sachs Group
6.150%, 04/01/2018	320	337
5.950%, 01/18/2018	660	688
5.750%, 01/24/2022	662	744
5.150%, 05/22/2045	20	21
4.750%, 10/21/2045	40	42
4.250%, 10/21/2025	90	91
3.500%, 11/16/2026	90	88
2.300%, 12/13/2019	460	459
Goldman Sachs Group MTN
6.000%, 06/15/2020	480	532
5.375%, 03/15/2020	320	347
4.000%, 03/03/2024	420	436
HSBC Finance
6.676%, 01/15/2021	180	202
HSBC Holdings
3.400%, 03/08/2021	360	366
2.950%, 05/25/2021	380	380
John Deere Capital MTN
2.250%, 04/17/2019	60	61
John Deere Capital
1.700%, 01/15/2020	40	40
JPMorgan Chase
4.500%, 01/24/2022	786	848
3.875%, 09/10/2024	290	293
Liberty Mutual Group
4.250%, 06/15/2023 (B)	600	628
Lincoln National
6.250%, 02/15/2020	570	630
MetLife
1.903%, 12/15/2017	110	110
Metropolitan Life Global Funding I
3.450%, 12/18/2026 (B)	955	964
3.000%, 01/10/2023 (B)	507	509
Morgan Stanley MTN
3.750%, 02/25/2023	1,810	1,859
Principal Life Global Funding II
2.625%, 11/19/2020 (B)	570	570
Prudential Financial MTN
7.375%, 06/15/2019	400	450
Santander Holdings USA
3.450%, 08/27/2018	180	183
Synchrony Financial
3.000%, 08/15/2019	120	122
Toyota Motor Credit MTN
1.375%, 01/10/2018	260	260
UBS Group Funding Jersey
4.125%, 04/15/2026 (B)	634	642

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
WEA Finance
2.700%, 09/17/2019 (B)	$310	$314
Wells Fargo
5.625%, 12/11/2017	585	606
3.000%, 10/23/2026	190	181
Wells Fargo MTN
4.900%, 11/17/2045	30	31
4.600%, 04/01/2021	480	516
4.300%, 07/22/2027	260	267
3.450%, 02/13/2023	120	120
1.500%, 01/16/2018	90	90
Wells Fargo Bank
6.000%, 11/15/2017	250	259

		27,242

Health Care — 2.4%
Abbott Laboratories
3.400%, 11/30/2023	250	249
2.350%, 11/22/2019	110	110
AbbVie
3.600%, 05/14/2025	10	10
2.500%, 05/14/2020	700	700
Aetna
3.200%, 06/15/2026	130	128
2.800%, 06/15/2023	20	20
2.400%, 06/15/2021	80	80
Agilent Technologies
5.000%, 07/15/2020	320	345
Anthem
3.125%, 05/15/2022	340	340
Baylor Scott & White Holdings
1.947%, 11/15/2021	1,226	1,184
Becton Dickinson
4.685%, 12/15/2044	50	52
3.734%, 12/15/2024	24	24
Blue Cross & Blue Shield of Minnesota
3.790%, 05/01/2025 (B)	475	462
Celgene
3.875%, 08/15/2025	130	132
3.550%, 08/15/2022	60	62
Gilead Sciences
2.500%, 09/01/2023	80	77
2.050%, 04/01/2019	410	412
Howard Hughes Medical Institute
3.500%, 09/01/2023	902	951
Humana
7.200%, 06/15/2018	50	54
3.150%, 12/01/2022	240	240
Johns Hopkins Health System
1.424%, 05/15/2018	500	498
Medtronic
3.125%, 03/15/2022	190	194

10	New Covenant Funds / Semi-Annual Report / December 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Merck
2.750%, 02/10/2025	$20	$20
Perrigo
2.300%, 11/08/2018	220	220
Thermo Fisher Scientific
2.400%, 02/01/2019	150	151
UnitedHealth Group
1.625%, 03/15/2019	200	199
Wyeth
5.450%, 04/01/2017	230	232
Zoetis
1.875%, 02/01/2018	70	70

		7,216

Industrials — 2.6%
American Airlines Pass Through Trust, Ser 2013-2
4.950%, 01/15/2023	459	490
American Airlines, Ser 2016-3, Cl A
3.250%, 10/15/2028	1,247	1,192
Aviation Capital Group
6.750%, 04/06/2021 (B)	80	92
Burlington Northern and Santa Fe Railway Pass-Through Trust, Ser 2002-2
5.140%, 01/15/2021	424	441
Burlington Northern Santa Fe
4.550%, 09/01/2044	10	11
Continental Airlines Pass-Through Trust, Ser 1999-1
6.545%, 02/02/2019	27	28
Continental Airlines Pass-Through Trust, Ser 2012-2, Cl A
4.000%, 10/29/2024	769	787
CSX Transportation
6.251%, 01/15/2023	599	683
Delta Air Lines Pass-Through Trust, Ser 2010-2, Cl A
4.950%, 05/23/2019	346	363
Eaton
2.750%, 11/02/2022	450	446
1.500%, 11/02/2017	20	20
GE Capital International Funding Unlimited Co
2.342%, 11/15/2020	1,205	1,204
General Electric
4.500%, 03/11/2044	90	97
General Electric MTN
6.875%, 01/10/2039	30	42
General Electric Capital MTN
5.300%, 02/11/2021	160	177
International Lease Finance
5.875%, 08/15/2022	400	434

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Republic Services
3.200%, 03/15/2025	$180	$179
United Airlines Pass Through Trust
4.000%, 04/11/2026	862	879
Waste Management
3.500%, 05/15/2024	120	124

		7,689

Information Technology — 0.6%
Apple
2.450%, 08/04/2026	70	66
Intel
3.700%, 07/29/2025	30	32
Juniper Networks
4.600%, 03/15/2021	452	484
KLA-Tencor
4.125%, 11/01/2021	280	292
Mastercard
3.375%, 04/01/2024	190	195
Microsoft
2.400%, 08/08/2026	210	198
Oracle
1.200%, 10/15/2017	190	190
Visa
4.300%, 12/14/2045	10	11
3.150%, 12/14/2025	110	110
2.200%, 12/14/2020	300	301

		1,879

Materials — 0.4%
Barrick Gold
4.100%, 05/01/2023	207	212
Equate Petrochemical BV MTN
4.250%, 11/03/2026 (B)	200	191
Freeport-McMoRan
4.000%, 11/14/2021	170	166
Glencore Funding
4.125%, 05/30/2023 (B)	240	241
Rio Tinto Finance USA
3.750%, 09/20/2021	150	158
Southern Copper
3.500%, 11/08/2022	130	129

		1,097

Real Estate — 1.0%
American Tower Trust I
3.070%, 03/15/2023 (B)	80	79
1.551%, 03/15/2018 (B)	100	100
Simon Property Group
4.375%, 03/01/2021	430	460
2.350%, 01/30/2022	413	407

New Covenant Funds / Semi-Annual Report / December 31, 2016	11

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
Ventas Realty
4.125%, 01/15/2026	$566	$579
3.500%, 02/01/2025	488	480
Welltower
4.500%, 01/15/2024	902	953

		3,058

Telecommunication Services — 2.0%
AT&T
4.450%, 05/15/2021	40	42
4.125%, 02/17/2026	408	413
3.875%, 08/15/2021	10	11
3.400%, 05/15/2025	740	713
3.392%, 11/27/2022 (B)(C)	2,000	1,597
3.000%, 06/30/2022	10	10
1.400%, 12/01/2017	100	100
Bharti Airtel
4.375%, 06/10/2025 (B)	200	197
Cox Communications
3.250%, 12/15/2022 (B)	615	599
Sprint Spectrum
3.360%, 09/20/2021 (B)	280	281
Verizon Communications
5.150%, 09/15/2023	180	199
4.500%, 09/15/2020	1,472	1,575
2.625%, 02/21/2020	268	271
2.450%, 11/01/2022	130	125

		6,133

Utilities — 1.6%
Consumers Energy
5.650%, 04/15/2020	752	828
Duke Energy
3.750%, 04/15/2024	900	928
3.550%, 09/15/2021	170	176
FirstEnergy
4.250%, 03/15/2023	290	300
2.750%, 03/15/2018	340	343
Northern States Power
7.125%, 07/01/2025	1,190	1,537
Sempra Energy
2.400%, 03/15/2020	840	839

		4,951

Total Corporate Obligations (Cost $78,424) ($ Thousands)		78,945

U.S. TREASURY OBLIGATIONS — 23.7%
U.S. Treasury Bonds
4.500%, 02/15/2036	811	1,026
3.000%, 05/15/2045	470	464

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
2.875%, 05/15/2043	$1,960	$1,893
2.875%, 11/15/2046	640	618
U.S. Treasury Inflation-Protected Securities
2.375%, 01/15/2025	564	648
1.375%, 02/15/2044	290	317
1.000%, 02/15/2046	163	164
0.750%, 02/15/2042	439	415
0.625%, 01/15/2024	715	727
0.375%, 07/15/2023	924	933
0.125%, 04/15/2021	1,183	1,190
0.125%, 07/15/2024	356	350
U.S. Treasury Notes
3.375%, 05/15/2044	30	32
2.625%, 11/15/2020	540	558
2.125%, 08/31/2020	1,365	1,387
2.125%, 01/31/2021	210	213
2.125%, 11/30/2023	1,360	1,351
2.000%, 11/15/2026	1,400	1,347
1.875%, 06/30/2020	820	828
1.875%, 05/31/2022	2,480	2,460
1.625%, 03/31/2019	20	20
1.625%, 06/30/2019	120	121
1.625%, 06/30/2020	920	920
1.625%, 02/15/2026	8,382	7,832
1.625%, 05/15/2026	100	93
1.500%, 08/31/2018	160	161
1.500%, 01/31/2019	380	382
1.500%, 02/28/2019	350	352
1.500%, 05/31/2019	60	60
1.500%, 02/28/2023	5,500	5,290
1.500%, 08/15/2026	80	74
1.375%, 03/31/2020	160	159
1.375%, 01/31/2021	5,000	4,920
1.375%, 05/31/2021	7,310	7,165
1.375%, 06/30/2023	3,310	3,144
1.375%, 09/30/2023	290	275
1.250%, 10/31/2018	1,575	1,578
1.250%, 12/15/2018	414	414
1.250%, 07/31/2023	390	367
1.125%, 06/30/2021	2,480	2,400
1.125%, 08/31/2021	3,040	2,937
1.125%, 09/30/2021	11,576	11,166
0.875%, 04/15/2017	60	60
0.875%, 10/15/2017	80	80
0.875%, 11/15/2017	30	30
0.875%, 09/15/2019	3,620	3,573
0.750%, 03/15/2017	310	310
0.750%, 02/28/2018	120	120
0.750%, 10/31/2018	320	318

12	New Covenant Funds / Semi-Annual Report / December 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

U.S. TREASURY OBLIGATIONS (continued)
U.S. Treasury STRIPS
2.034%, 08/15/2022 (C)	$200	$177

Total U.S. Treasury Obligations (Cost $72,722) ($ Thousands)		71,419

ASSET-BACKED SECURITIES — 9.9%

Automotive — 2.2%

Ford Credit Floorplan Master Owner Trust, Ser 2016-1, Cl A1
1.760%, 02/15/2021	2,800	2,796
Honda Auto Receivables Owner Trust, Ser 2016-1, Cl A4
1.380%, 04/18/2022	1,307	1,298
Hyundai Auto Lease Securitization Trust, Ser 2016-C, Cl A4
1.650%, 07/15/2020 (B)	973	964
NextGear Floorplan Master Owner Trust, Ser 2016-1A, Cl A2
2.740%, 04/15/2021 (B)	1,557	1,563

		6,621

Financials — 0.3%

Merlin Aviation Holdings DAC, Ser 2016-1, Cl A
4.500%, 12/15/2032 (B)	690	663
SLC Student Loan Trust 2005-3, Ser 2005-3, Cl A3
1.083%, 06/15/2029 (A)	420	412

		1,075

Home — 0.7%

Ameriquest Mortgage Securities, Ser 2003-9, Cl AV1
1.516%, 09/25/2033 (A)	111	103
Argent Securities, Ser 2004-W5, Cl AV2
1.796%, 04/25/2034 (A)	321	296
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/2037	147	152
CGBAM Commercial Mortgage Trust 2016-IMC, Ser IMC, Cl D
6.104%, 11/15/2021 (A)(B)	340	344
Citifinancial Mortgage Securities, Ser 2004-1, Cl AF4
4.570%, 04/25/2034	300	310
Lake Country Mortgage Loan Trust, Ser 2006- HE1, Cl M5
2.592%, 07/25/2034 (A)(B)	390	396
Master Asset-Backed Securities Trust, Ser 2007-NCW, Cl A1
1.056%, 05/25/2037 (A)(B)	332	281

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
New Century Home Equity Loan Trust, Ser 2003-A, Cl A
1.304%, 10/25/2033 (A)(B)	$113	$105

		1,987

Industrials — 1.1%

Ally Master Owner Trust, Ser 2015-3, Cl A
1.630%, 05/15/2020	3,339	3,337

Non-Agency Mortgage-Backed Obligations — 0.6%

CD Commercial Mortgage Trust, Ser 16-CD2, Cl A4
3.526%, 11/01/2049	140	144
Citigroup Commercial Mortgage Trust 2015- GC33, Ser GC33, Cl A4
3.778%, 09/10/2025	140	146
Citigroup Commercial Mortgage Trust 2016-P6, Ser P6, Cl AAB
3.512%, 08/10/2026	810	830
Morgan Stanley Capital I Trust 2012-C4, Ser C4, Cl A4
3.244%, 03/15/2045	220	227
Morgan Stanley Capital I Trust 2016-BNK2, Ser BNK2, Cl A4
3.049%, 11/15/2049	140	138
Morgan Stanley Capital I Trust 2016-UBS12, Ser UB12, Cl A4
3.596%, 12/15/2049	160	163
MSCG Trust 2016-SNR, Ser SNR, Cl C
5.205%, 11/13/2021 (B)	150	150
Wells Fargo Commercial Mortgage Trust, Ser 2015-NXS3
3.371%, 09/15/2057	160	164

		1,962

Other Asset-Backed Securities — 5.0%

Academic Loan Funding Trust, Ser 2012-1A, Cl A1
1.384%, 12/27/2022 (A)(B)	25	25
CNH Equipment Trust, Ser 2012-D, Cl A4
0.870%, 11/15/2019	300	299
Consumer Credit Origination Loan Trust, Ser 2015-1, Cl A
2.820%, 03/15/2021 (B)	60	60
Countrywide Asset-Backed Certificates, Ser 2007-13, Cl 2A2M
2.006%, 10/25/2047 (A)	212	200
Countrywide Asset-Backed Certificates, Ser 2007-4, Cl A4W
5.189%, 04/25/2047	360	355

New Covenant Funds / Semi-Annual Report / December 31, 2016	13

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
Countrywide Home Equity Loan Trust, Ser 2006-F, Cl 2A1A
0.844%, 07/15/2036 (A)	$632	$563
DRB Prime Student Loan Trust, Ser 2015-B, Cl A1
2.492%, 10/27/2031 (A)(B)	519	529
DRB Prime Student Loan Trust, Ser 2015-D, Cl A2
3.200%, 01/25/2040 (B)	643	638
Invitation Homes Trust, Ser 2015-SFR3, Cl A
2.036%, 08/17/2032 (A)(B)	2,199	2,204
People’s Choice Home Loan Securities Trust, Ser 2004-1, Cl M1
1.477%, 06/25/2034 (A)	410	376
SLM Student Loan Trust, Ser 2002-A, Cl A2
1.400%, 12/16/2030 (A)	428	418
SLM Student Loan Trust, Ser 2003-4, Cl B
1.500%, 06/15/2038 (A)	420	368
SLM Student Loan Trust, Ser 2005-5, Cl B
0.965%, 10/25/2040 (A)	436	380
SLM Student Loan Trust, Ser 2005-6, Cl B
1.172%, 01/25/2044 (A)	939	822
SLM Student Loan Trust, Ser 2013-A, Cl A1
1.138%, 08/15/2022 (A)(B)	45	45
Small Business Administration, Ser 2015-20C, Cl 1
2.720%, 03/01/2035	1,250	1,244
SMB Private Education Loan Trust, Ser 2014-A, Cl A1
1.038%, 09/15/2021 (A)(B)	266	266
SMB Private Education Loan Trust, Ser 2015-B, Cl A1
1.238%, 02/15/2023 (A)(B)	219	219
United States Small Business Administration, Ser 2010-20H, Cl 1
3.520%, 08/01/2030	547	572
United States Small Business Administration, Ser 2011-20B, Cl 1
4.220%, 02/01/2031	559	594
United States Small Business Administration, Ser 2011-20J, Cl 1
2.760%, 10/01/2031	301	302
United States Small Business Administration, Ser 2013-20K, Cl 1
3.380%, 11/01/2033	1,202	1,241
United States Small Business Administration, Ser 2014-20F, Cl 1
2.990%, 06/01/2034	1,217	1,229
United States Small Business Administration, Ser 2015-20E, Cl 1
2.770%, 05/01/2035	729	726

Description	Face Amount (Thousands)	Market Value ($ Thousands)

ASSET-BACKED SECURITIES (continued)
United States Small Business Administration, Ser 2015-20K, Cl 1
2.700%, 11/01/2035	$745	$740
United States Small Business Administration, Ser 2016-20D, Cl 1
2.260%, 04/01/2036	633	616

		15,031

Total Asset-Backed Securities (Cost $30,181) ($ Thousands)		30,013

FOREIGN BONDS — 4.3%
Actavis Funding SCS
3.800%, 03/15/2025	100	100
3.450%, 03/15/2022	120	122
Barclays Bank
10.179%, 06/12/2021 (B)	370	459
BHP Billiton Finance USA
6.500%, 04/01/2019	210	230
3.250%, 11/21/2021	120	124
2.875%, 02/24/2022	20	20
BNP Paribas MTN
2.700%, 08/20/2018	300	304
2.375%, 09/14/2017	320	322
BP Capital Markets
3.506%, 03/17/2025	20	20
3.119%, 05/04/2026	170	166
British Telecommunications
2.350%, 02/14/2019	270	272
Celulosa Arauco y Constitucion
4.750%, 01/11/2022	270	281
CNOOC Finance 2015 USA
3.500%, 05/05/2025	330	321
Cooperatieve Rabobank UA MTN
4.375%, 08/04/2025	250	257
3.375%, 01/19/2017	310	310
Credit Suisse NY MTN
2.300%, 05/28/2019	310	311
Ecopetrol
5.375%, 06/26/2026	140	139
4.250%, 09/18/2018	140	144
FMS Wertmanagement AoeR
1.000%, 11/21/2017	200	199
Glencore Finance Canada
2.700%, 10/25/2017 (B)	210	212
HSBC Holdings
4.250%, 08/18/2025	230	232
Intesa Sanpaolo MTN
5.017%, 06/26/2024 (B)	200	185
Landwirtschaftliche Rentenbank
1.375%, 10/23/2019	110	109

14	New Covenant Funds / Semi-Annual Report / December 31, 2016

Description	Face Amount (Thousands)	Market Value ($ Thousands)

FOREIGN BONDS (continued)
National Australia Bank
1.250%, 03/08/2018 (B)	$1,150	$1,146
OCP
4.500%, 10/22/2025 (B)	400	382
Petrobras Global Finance BV
6.850%, 06/05/2115	150	121
5.375%, 01/27/2021	1,030	1,007
3.873%, 03/17/2020 (A)	110	108
Petroleos Mexicanos
6.875%, 08/04/2026 (B)	80	84
4.875%, 01/24/2022	430	431
4.875%, 01/18/2024	270	262
3.500%, 01/30/2023	260	239
Rogers Communications
6.800%, 08/15/2018	715	771
Royal Bank of Scotland
4.650%, 06/04/2018	190	193
Shell International Finance
4.375%, 03/25/2020	130	139
Shell International Finance BV
3.250%, 05/11/2025	150	150
2.250%, 11/10/2020	360	359
1.750%, 09/12/2021	902	877
Skandinaviska Enskilda Banken
1.375%, 05/29/2018 (B)	800	797
Telefonica Emisiones SAU
5.134%, 04/27/2020	80	86
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 07/21/2021	1,006	962
Vale Overseas
6.875%, 11/21/2036	100	99
4.375%, 01/11/2022	55	54

Total Foreign Bonds (Cost $13,262) ($ Thousands)		13,106

SOVEREIGN DEBT — 2.1%
Colombia Government International Bond
5.625%, 02/26/2044	280	288
Indonesia Government International Bond MTN
3.750%, 04/25/2022	370	371
Mexico Government International Bond MTN
3.625%, 03/15/2022	630	631
3.600%, 01/30/2025	380	367
Peruvian Government International Bond
6.550%, 03/14/2037	60	75
5.625%, 11/18/2050	270	306
Poland Government International Bond
5.125%, 04/21/2021	440	480
4.000%, 01/22/2024	450	460

Description	Face Amount (Thousands)	Market Value ($ Thousands)

SOVEREIGN DEBT (continued)
Province of Ontario Canada
4.400%, 04/14/2020	$840	$906
1.100%, 10/25/2017	500	499
Province of Quebec Canada MTN
6.350%, 01/30/2026	1,010	1,254
2.625%, 02/13/2023	500	501
Russian Foreign Bond
7.500%, 03/31/2030	239	287

Total Sovereign Debt (Cost $6,417) ($ Thousands)		6,425

U.S. GOVERNMENT AGENCY OBLIGATIONS — 1.1%
FHLMC
2.375%, 01/13/2022	1,090	1,108
1.250%, 10/02/2019	70	69
FNMA
2.149%, 10/09/2019 (C)	1,190	1,129
Tennessee Valley Authority
3.875%, 02/15/2021	790	850

Total U.S. Government Agency Obligations (Cost $3,142) ($ Thousands)		3,156

MUNICIPAL BONDS — 0.8%
Florida — 0.4%
Florida State, Board of Administration Finance, Ser A, RB
2.638%, 07/01/2021	795	801
Florida State, State Board of Administration Finance, Ser A, RB
2.163%, 07/01/2019	535	539

		1,340

Wisconsin — 0.4%
Wisconsin State, Ser A, RB, AGM
5.700%, 05/01/2026	970	1,131

Total Municipal Bonds (Cost $2,471) ($ Thousands)		2,471

New Covenant Funds / Semi-Annual Report / December 31, 2016	15

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Income Fund (Concluded)

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUND — 0.3%

Money Market Fund — 0.3%
SEI Daily Income Trust, Government Fund , Cl A, 0.320%**†	1,026,952	$1,027

(Cost $1,027) ($ Thousands)		1,027

Total Affiliated Investment Fund (Cost $1,027) ($ Thousands)		1,027

	Face Amount (Thousands)

REPURCHASE AGREEMENT(D) — 3.5%
Goldman Sachs
0.430%, dated 12/31/2016, to be repurchased on 01/03/2017, repurchase price $10,500,502 (collateralized by a U.S. Government Obligation, 1.375%, 01/28/2019, par value $10,500,000; with total market value $10,633,000)	$10,500	10,500

Total Repurchase Agreement (Cost $10,500) ($ Thousands)		10,500

Total Investments — 104.3% (Cost $316,162) ($ Thousands)		$315,058

	Contracts

WRITTEN OPTIONS (E)* — 0.0%
February 2017, U.S. 5-Year Treasury Note Future Option Call, Expires 01/21/2017 Strike Price $120.00	(31)	$(1)
February 2017, U.S. 5-Year Treasury Note Future Option Call, Expires 01/21/2017 Strike Price $150.00	(6)	(12)
February 2017, U.S. 5-Year Treasury Note Future Option Call, Expires 01/21/2017 Strike Price $151.00	(2)	(3)

Total Written Options

(Premiums Received $17) ($ Thousands)		$(16)

A list of the open futures contracts held by the Fund at December 31, 2016 are as follows:

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

90-Day Euro$	(147)	Mar-2017	$3
U.S. Ultra Long Treasury Bond	(5)	Mar-2017	7
Ultra 10-Year U.S. Treasury Bond	15	Mar-2017	(4)

Type of Contract	Number of Contracts Long (Short)	Expiration Date	Unrealized Appreciation (Depreciation) ($ Thousands)

U.S. 10-Year Treasury Note	(125)	Mar-2017	$43
U.S. 2-Year Treasury Note	(57)	Apr-2017	14
U.S. 5-Year Treasury Note	209	Mar-2017	(3)

			$60

For the period ended December 31, 2016, the total amount of all open futures contracts, as presented in the table above, are representative of the volume of activity for the derivative type during the period.

The futures contracts are considered to have interest rate risk associated with them.

Percentages are based on Net Assets of $301,999 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of December 31, 2016.

†	Investment in Affiliated Security (see Note 3).

(A)	Variable Rate Security — The rate reported on the Schedule of Investments is the rate in effect as of December 31, 2016.

(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2016, the value of these securities amounted to $31,640 ($ Thousands), representing 10.5% of the net assets of the Fund.

(C)	The rate reported is the effective yield at the time of purchase.

(D)	Tri-Party Repurchase Agreement.

(E)	For the period ended December 31, 2016, the total amount of open written options, as presented in the Schedule of Investments, are representative of the volume of activity for these derivative types during the period.

AGM— Assured Guaranty Municipal Corp.

Cl — Class

CMO — Collateralized Mortgage Obligation

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FREMF — Freddie Mac Multi-Family

GNMA — Government National Mortgage Association

IO — Interest Only - face amount represents notional amount

MTN — Medium Term Note

RB — Revenue Bond

Re-Remic — Resecuritization of Real Estate Mortgage Investment Conduit

Ser — Series

STRIPS — Separately Traded Registered Interest and Principal Securities

TBA — To Be Announced

The following is a list of the levels of inputs used as of December 31, 2016 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total

Mortgage-Backed Securities	$–	$97,996	$–	$97,996
U.S. Treasury Obligations	–	71,419	–	71,419
Corporate Obligations	–	78,945	–	78,945
Asset-Backed Securities	–	30,013	–	30,013
Foreign Bonds	–	13,106	–	13,106
Sovereign Debt	–	6,425	–	6,425
U.S. Government Agency Obligations	–	3,156	–	3,156
Municipal Bonds	–	2,471	–	2,471
Affiliated Investment Fund	1,027	–	–	1,027
Repurchase Agreement	–	10,500	–	10,500

Total Investments in Securities	$1,027	$314,031	$–	$315,058

16	New Covenant Funds / Semi-Annual Report / December 31, 2016

Other Financial Instruments	Level 1	Level 2	Level 3	Total

Written Options	$(16)	$—	$—	$(16)

Futures Contracts *

Unrealized Appreciation	67	—	—	67

Unrealized Depreciation	(7)	—	—	(7)

Total Other Financial Instruments	$(44)	$—	$—	$(44)

* Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2016	17

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Balanced Growth Fund

 Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 100.0%

Equity Fund — 59.6%
New Covenant Growth Fund †	4,631,905	$170,547

Total Equity Fund
(Cost $125,026) ($ Thousands)		170,547

Fixed Income Fund — 39.4%
New Covenant Income Fund †	4,903,619	112,930

Total Fixed Income Fund
(Cost $113,701) ($ Thousands)		112,930

Money Market Fund — 1.0%
SEI Daily Income Trust, Government Fund, Cl A, 0.320%**†	2,887,152	2,887

Total Money Market Fund
(Cost $2,887) ($ Thousands)		2,887

Total Investments — 100.0%
(Cost $241,614) ($ Thousands)		$286,364

Percentages are based on a Net Assets of $286,448 ($ Thousands).

†	Investment in Affiliated Security (see Note 3).

**	Rate shown is the 7-day effective yield as of December 31, 2016.

Cl — Class

As of December 31, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18	New Covenant Funds / Semi-Annual Report / December 31, 2016

SCHEDULE OF INVESTMENTS (UNAUDITED)

December 31, 2016

New Covenant Balanced Income Fund

 Sector Weightings†:

†Percentages are based on total investments.

Description	Shares	Market Value ($ Thousands)

AFFILIATED INVESTMENT FUNDS — 99.9%

Fixed Income Fund — 63.7%
New Covenant Income Fund †	2,134,550	$49,158

Total Fixed Income Fund
(Cost $49,795) ($ Thousands)		49,158

Equity Fund — 35.2%
New Covenant Growth Fund †	738,373	27,187

Total Equity Fund
(Cost $16,960) ($ Thousands)		27,187

Money Market Fund — 1.0%
SEI Daily Income Trust, Government Fund, Cl A, 0.320%**†	781,731	782

Total Money Market Fund
(Cost $782) ($ Thousands)		782

Total Investments — 99.9%
(Cost $67,537) ($ Thousands)		$77,127

Percentages are based on a Net Assets of $77,182 ($ Thousands).

**	Rate shown is the 7-day effective yield as of December 31, 2016.

†	Investment in Affiliated Security (see Note 3).

Cl — Class

As of December 31, 2016, all of the Fund’s investments were considered level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended December 31, 2016, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended December 31, 2016, there were no transfers between Level 2 and Level 3 assets and liabilities.

For more information on valuation inputs, see Note 2 – Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2016	19

STATEMENTS OF ASSETS AND LIABILITIES ($ THOUSANDS) (UNAUDITED)

December 31, 2016

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Assets:
Investments, at value†	$379,209	$303,531	$—	$—
Repurchase Agreements, at value ††	—	10,500	—	—
Affiliated investments, at value††	11,120	1,027	286,364	77,127
Cash	6,376	689	—	3
Dividends and interest receivable	436	1,702	174	77
Receivable for investment securities sold	298	1,774	—	—
Foreign tax reclaim receivable	58	1	—	—
Receivable for fund shares sold	1	66	59	6
Cash pledged as collateral for futures contracts	—	224	—	—
Receivable for variation margin	—	43	—	—
Prepaid expenses	18	14	13	4
Total Assets	397,516	319,571	286,610	77,217
Liabilities:
Options written, at value ††††	—	16	—	—
Investment advisory fees payable	144	69	—	—
Administration fees payable	68	51	20	9
Shareholder servicing fees payable	34	25	—	—
Social witness and licensing fees payable	20	37	—	—
Trustees’ fees payable	3	2	2	1
Payable for fund shares redeemed	1	17	76	7
Payable for investment securities purchased	—	16,787	—	—
Income distribution payable	—	417	—	—
Payable for variation margin	—	53	—	—
Accrued expense payable	129	98	64	18
Total Liabilities	399	17,572	162	35
Net Assets	$397,117	$301,999	$286,448	$77,182
† Cost of investments	$324,406	$304,635	$—	$—
†† Cost of repurchase agreements	—	10,500	—	—
††† Cost of affiliated investments	11,120	1,027	241,614	67,537
†††† Cost (premiums received)	—	17	—	—
Net Assets:
Paid-in Capital — (unlimited authorization — par value $0.001)	$340,029	$355,193	$253,260	$69,753
Undistributed (distributions in excess of) net investment income	(64)	(353)	21	7
Accumulated net realized gain (loss) on investments, affiliated investments, capital gain distributions from affiliated investments, written options, futures contracts and foreign currency transactions	2,359	(51,803)	(11,583)	(2,168)
Net unrealized appreciation (depreciation) on investments and affiliated investments	54,803	(1,104)	44,750	9,590
Net unrealized appreciation on futures contracts	—	60	—	—
Net unrealized appreciation on written option contracts	—	1	—	—
Net unrealized appreciation (depreciation) on foreign currencies and translation of other assets and liabilities denominated in foreign currencies	(10)	5	—	—
Net Assets	$397,117	$301,999	$286,448	$77,182
Net Asset Value, Offering and Redemption Price Per Share	$36.82	$23.03	$91.17	$19.96

	(397,116,943 ÷	(301,998,723 ÷	(286,447,947 ÷	(77,182,101 ÷
	10,786,635 shares)	13,113,775 shares)	3,142,050 shares)	3,865,967 shares)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20	New Covenant Funds / Semi-Annual Report / December 31, 2016

STATEMENTS OF OPERATIONS ($ THOUSANDS) (UNAUDITED)

For the period ended December 31, 2016

	Growth Fund	Income Fund	Balanced Growth Fund	Balanced Income Fund
Investment Income:
Dividend income	$3,515	$—	$—	$—
Dividend income from affiliated registered investment company	12	—	1,885	591
Interest income	17	3,565	2	1
Less: foreign taxes withheld	—	—	—	—
Total Investment Income	3,544	3,565	1,887	592
Expenses:
Investment advisory fees	1,249	631	—	—
Administration fees	403	301	288	78
Social witness and licensing fees	302	225	—	—
Shareholder servicing fees	202	150	—	—
Trustee fees	3	2	2	1
Chief compliance officer fees	1	1	1	—
Transfer agent fees	47	35	33	9
Professional fees	24	19	18	5
Printing fees	18	13	13	3
Registration fees	16	12	11	4
Custodian fees	5	6	5	1
Other expenses	13	49	6	2
Total Expenses	2,283	1,444	377	103
Less:
Waiver of investment advisory fees	(284)	(239)	—	—
Waiver of administration fees	—	—	(173)	(24)
Net Expenses	1,999	1,205	204	79
Net Investment Income	1,545	2,360	1,683	513
Net Realized and Change in Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	20,796	14	—	123
Affiliated investments	—	—	(63)	(61)
Written options	—	79	—	—
Futures contracts	117	463	—	—
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	8,816	(7,313)	—	—
Affiliated investments	—	—	10,206	812
Written options	—	2	—	—
Futures contracts	(50)	107	—	—
Foreign currency transactions and translation of other assets and liabilities denominated in foreign currencies	(2)	—	—	—
Net Increase (Decrease) in Net Assets Resulting from Operations	$31,222	$(4,288)	$11,826	$1,387

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2016	21

STATEMENTS OF CHANGES IN NET ASSETS ($ THOUSANDS)

For the six month period ended December 31, 2016 (Unaudited) and the year ended June 30, 2016

	Growth Fund		Income Fund
	07/01/16 to	07/01/15 to	07/01/16 to	07/01/15 to
	12/31/16	06/30/16	12/31/16	06/30/16
Operations:
Net investment income	$1,545	$3,008	$2,360	$5,092
Net realized gain (loss) from investments, affiliated investments, written options and futures contracts	20,913	(13,208)	556	3,522
Net realized loss on foreign currency transactions	—	(3)	—	—
Net change in unrealized appreciation (depreciation) on investments, affiliated investments, written options and futures contracts	8,766	(3,927)	(7,204)	3,039
Net change in unrealized appreciation (depreciation) on foreign currency transactions and translation of other assets and liabilities denominated in foreign currency	(2)	—	—	5
Net increase (decrease) in net assets resulting from operations	31,222	(14,130)	(4,288)	11,658
Dividends and Distributions From:
Net investment income	(2,015)	(2,425)	(2,731)	(5,431)
Net realized gains	—	(26,424)	—	—
Total dividends and distributions	(2,015)	(28,849)	(2,731)	(5,431)
Capital Share Transactions:
Proceeds from shares issued	4,484	40,997	18,933	30,013
Reinvestment of dividends & distributions	348	25,637	311	602
Cost of shares redeemed	(31,865)	(44,870)	(7,391)	(43,972)
increase (decrease) in net assets derived from capital share transactions	(27,033)	21,764	11,853	(13,357)
Net increase (decrease) in net assets	2,174	(21,215)	4,834	(7,130)
Net Assets:
Beginning of Period	394,943	416,158	297,165	304,295
End of Period	$397,117	$394,943	$301,999	$297,165
Undistributed (Distributions in Excess of) Net Investment Income Included in Net Assets at Period End	$(64)	$406	$(353)	$18
Share Transactions:
Shares issued	122	1,207	815	1,297
Shares issued in lieu of dividends and distributions	10	740	14	26
Shares redeemed	(884)	(1,280)	(315)	(1,900)
Increase (Decrease) in net assets derived from share transactions	(752)	667	514	(577)

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

22	New Covenant Funds / Semi-Annual Report / December 31, 2016

	Balanced Growth Fund		Balanced Income Fund
	07/01/16 to 12/31/16	07/01/15 to 06/30/16	07/01/16 to 12/31/16	07/01/15 to 06/30/16
Operations:
Net investment income	$1,683	$2,677	$513	$930
Net realized gain (loss) from affiliated investments	(63)	(2,208)	62	(674)
Capital gain distributions received from affiliated investments	—	11,355	—	1,784
Net change in unrealized appreciation (depreciation) on affiliated investments	10,206	(13,521)	812	(970)
Net increase (decrease) in net assets resulting from operations	11,826	(1,697)	1,387	1,070
Dividends and Distributions From:
Net investment income	(2,109)	(5,355)	(710)	(1,221)
Net realized gains	(6,991)	(25,693)	(1,021)	(4,082)
Total dividends and distributions	(9,100)	(31,048)	(1,731)	(5,303)
Capital Share Transactions:
Proceeds from shares issued	7,080	19,348	2,434	5,760
Reinvestment of dividends & distributions	8,356	28,515	1,446	4,631
Cost of shares redeemed	(16,144)	(28,248)	(4,299)	(8,416)
Increase (decrease) in net assets derived from capital share transactions	(708)	19,615	(419)	1,975
Net increase (decrease) in net assets	2,018	(13,130)	(763)	(2,258)
Net Assets:
Beginning of Period	284,430	297,560	77,945	80,203
End of Period	$286,448	$284,430	$77,182	$77,945
Undistributed Net Investment Income Included in Net Assets at Period End	$21	$447	$7	$204
Share Transactions:
Shares issued	75	209	119	283
Shares issued in lieu of dividends and distributions	91	317	72	234
Shares redeemed	(173)	(303)	(211)	(415)
Increase (Decrease) in net assets derived from share transactions	(7)	223	(20)	102

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2016	23

FINANCIAL HIGHLIGHTS

For the six month period ended December 31, 2016 (Unaudited) and the years ended June 30,

For a Share Outstanding Throughout the Period

	Growth Fund
	2016@	2016	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$34.23	$38.28	$43.70	$37.28	$32.23	$32.53
Investment Activities:
Net investment income(2)	0.14	0.27	0.22	0.23	0.28	0.31
Net realized and unrealized gains (losses) on securities and foreign currency transactions(2)	2.63	(1.67)	2.29	8.55	5.20	(0.38)
Total from investment activities	2.77	(1.40)	2.51	8.78	5.48	(0.07)
Dividends and Distributions from:
Net investment income	(0.18)	(0.21)	(0.22)	(0.24)	(0.43)	(0.23)
Net realized gains	–	(2.44)	(7.71)	(2.12)	–	–
Total dividends and distributions	(0.18)	(2.65)	(7.93)	(2.36)	(0.43)	(0.23)
Net Asset Value, End of Period	$36.82	$34.23	$38.28	$43.70	$37.28	$32.23
Total Return†	8.11%	(3.68)%	6.41%	24.18%	17.11%	(0.15)%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$397,117	$394,943	$416,158	$424,852	$369,133	$652,311
Ratio of net expenses to average net assets	0.99%	1.02%	1.02%	1.02%	0.99%	0.97%
Ratio of expenses to average net assets, excluding waivers	1.13%	1.14%	1.12%	1.15%	1.15%	1.03%
Ratio of net investment income to average net assets	0.76%	0.76%	0.54%	0.55%	0.81%	1.01%
Portfolio turnover rate	27%	103%	107%	86%	47%	83%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	As disclosed in Note 1, prior to February 20, 2012, the Funds’ investment advisor was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

(2)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

@	For the six month period ended December 31, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

24	New Covenant Funds / Semi-Annual Report / December 31, 2016

	Income Fund
	2016@	2016	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$23.58	$23.09	$23.13	$22.77	$23.28	$22.85
Investment Activities:
Net investment income(2)	0.18	0.40	0.35	0.34	0.29	0.60
Net realized and unrealized gains (losses) on securities (2)	(0.52)	0.51	(0.01)	0.41	(0.41)	0.62
Total from investment activities	(0.34)	0.91	0.34	0.75	(0.12)	1.22
Dividends and Distributions from:
Net investment income	(0.21)	(0.42)	(0.38)	(0.39)	(0.39)	(0.79)
Total dividends and distributions	(0.21)	(0.42)	(0.38)	(0.39)	(0.39)	(0.79)
Net Asset Value, End of Period	$23.03	$23.58	$23.09	$23.13	$22.77	$23.28
Total Return†	(1.44)%	4.00%	1.46%	3.31%	(0.55)%	5.45%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$301,999	$297,165	$304,295	$309,039	$291,669	$374,870
Ratio of net expenses to average net assets	0.80%	0.80%	0.80%	0.80%	0.77%	0.75%
Ratio of expenses to average net assets, excluding waivers	0.96%	0.98%	0.95%	0.98%	0.95%	0.81%
Ratio of net investment income to average net assets	1.57%	1.71%	1.50%	1.50%	1.23%	2.60%
Portfolio turnover rate	55%	202%	115%	168%	295%	95%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	As disclosed in Note 1, prior to February 20, 2012, the Funds’ investment advisor was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

(2)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

@	For the six month period ended December 31, 2016. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2016	25

FINANCIAL HIGHLIGHTS (Concluded)

For the six month period ended December 31, 2016 (Unaudited) and the years ended June 30,

For a Share Outstanding Throughout the Period

	Balanced Growth Fund
	2016@	2016	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$90.32	$101.71	$101.92	$89.69	$82.87	$82.33
Investment Activities:
Net investment income(2)	0.54	0.88	0.85	1.43	1.08	1.25
Net realized and unrealized gains (losses) on securities (2)	3.27	(1.63)	3.71	12.23	6.96	0.41
Total from investment activities	3.81	(0.75)	4.56	13.66	8.04	1.66
Dividends and Distributions from:
Net investment income	(0.68)	(1.72)	(2.86)	(1.43)	(1.22)	(1.12)
Net realized gains	(2.28)	(8.92)	(1.91)	–	–	–
Total dividends and distributions	(2.96)	(10.64)	(4.77)	(1.43)	(1.22)	(1.12)
Net Asset Value, End of Period	$91.17	$90.32	$101.71	$101.92	$89.69	$82.87
Total Return†	4.20%	(0.50)%	4.54%	15.30%	9.77%	2.07%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$286,448	$284,430	$297,560	$305,924	$271,518	$258,499
Ratio of net expenses to average net assets*	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Ratio of expenses to average net assets, excluding waivers*	0.26%	0.27%	0.26%	0.27%	0.27%	0.17%
Ratio of net investment income to average net assets	1.17%	0.94%	0.83%	1.48%	1.24%	1.55%
Portfolio turnover rate	3%	14%	13%	6%	7%	9%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	The expense ratios do not include expenses of the underlying affiliated investment companies.

(1)	As disclosed in Note 1, prior to February 20, 2012, the Funds’ investment advisor was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

(2)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

@	For the six month period ended December 31, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

26	New Covenant Funds / Semi-Annual Report / December 31, 2016

	Balanced Income Fund
	2016@	2016	2015	2014	2013	2012(1)
Net Asset Value, Beginning of Period	$20.06	$21.20	$21.55	$19.95	$19.25	$18.97
Investment Activities:
Net investment income(2)	0.13	0.24	0.22	0.30	0.26	0.41
Net realized and unrealized gains (losses) on securities (2)	0.22	0.02	0.46	1.68	0.76	0.22
Total from investment activities	0.35	0.26	0.68	1.98	1.02	0.63
Dividends and Distributions from:
Net investment income	(0.18)	(0.31)	(0.47)	(0.30)	(0.32)	(0.35)
Net realized gains	(0.27)	(1.09)	(0.56)	(0.08)	–	–
Total dividends and distributions	(0.45)	(1.40)	(1.03)	(0.38)	(0.32)	(0.35)
Net Asset Value, End of Period	$19.96	$20.06	$21.20	$21.55	$19.95	$19.25
Total Return†	1.77%	1.41%	3.22%	10.01%	5.34%	3.42%
Supplemental Data and Ratios:
Net assets, end of period ($ Thousands)	$77,182	$77,945	$80,203	$85,622	$81,818	$85,602
Ratio of net expenses to average net assets*	0.20%	0.20%	0.20%	0.20%	0.20%	0.18%
Ratio of expenses to average net assets, excluding waivers*	0.26%	0.27%	0.25%	0.26%	0.27%	0.20%
Ratio of net investment income to average net assets	1.31%	1.19%	1.04%	1.44%	1.30%	2.18%
Portfolio turnover rate	2%	17%	15%	9%	7%	9%

†	Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	The expense ratios do not include expenses of the underlying affiliated investment companies.

(1)	As disclosed in Note 1, prior to February 20, 2012, the Funds’ investment advisor was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

(2)	Per share net investment income and net realized and unrealized gains/(losses) calculated using average shares.

@	For the six month period ended December 31, 2016. All ratios for the period have been annualized.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

New Covenant Funds / Semi-Annual Report / December 31, 2016	27

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

December 31, 2016

1. ORGANIZATION

New Covenant Funds (the “Trust”), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund (“Growth Fund”), New Covenant Income Fund (“Income Fund”), New Covenant Balanced Growth Fund (“Balanced Growth Fund”), and New Covenant Balanced Income Fund (“Balanced Income Fund”), (individually, a “Fund,” and collectively, the “Funds”). The Funds commenced operations on July 1, 1999. The Trust’s authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. Effective February 20, 2012, the Funds’ investment adviser is SEI Investments Management Corporation (the “Adviser”). Prior to February 20, 2012, the Funds’ investment adviser was One Compass Advisors, a wholly owned subsidiary of the Presbyterian Church (U.S.A.) Foundation.

The objectives of the Funds are as follows:

Growth Fund	Long-term capital appreciation.

Income Fund	High level of current income with preservation of capital.

Balanced Growth Fund	Capital appreciation with less risk than would be present in a portfolio of only common stocks.

Balanced Income Fund	Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations acquired with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Trust’s Board of Trustees. The Trust’s fair value procedures are implemented through a fair value committee (the “Committee”) designated by the Trust’s Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the

28	New Covenant Funds / Semi-Annual Report / December 31, 2016

security’s last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which a Fund calculates net asset value, the adviser or sub-adviser may request that a Fair Value Committee Meeting be called. In addition, the Trust’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time a Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a Fair Value Committee Meeting should be called based on the information provided.

The Growth Fund holds international securities that also use a third-party fair valuation vendor. The vendor provides a fair value for foreign securities held by this Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security). Values from the fair value vendor are applied in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of historical correlation between the value of a specific foreign security and movements in the U.S. market before a particular security will be fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Growth Fund will value the non-U.S. securities that exceed the applicable “confidence interval” based upon the adjusted prices provided by the fair valuation vendor.

Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price.

The assets of the Balanced Growth Fund and the Balanced Income Fund (the “Balanced Funds”) consist primarily of investments in underlying affiliated investment companies, which are valued at their respective daily net asset values in accordance with the established NAV of each fund.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Funds to measure fair value during the period ended December 31, 2016 maximized the use of observable inputs and minimized the use of unobservable inputs.

For the period ended December 31, 2016, there have been no significant changes to the Trust’s fair valuation methodologies. For details of the investment classifications reference the Schedules of Investments.

New Covenant Funds / Semi-Annual Report / December 31, 2016	29

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2016

Securities Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining net realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense is recognized on the ex-dividend date, and interest income or expense is recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Cash and Cash Equivalents — Idle cash and currency balances may be swept into various overnight sweep accounts and are classified as cash equivalents on the Statement of Assets and Liabilities. These amounts, at times, may exceed United States federally insured limits. Amounts swept are available on the next business day.

Expenses — Expenses that are directly related to a Fund are charged directly to that Fund. Other operating expenses of the Funds are prorated to the Funds on the basis of relative net assets.

Foreign Currency Translation — The books and records of the Funds investing in international securities are maintained in U.S. dollars on the following basis:

(I) market value of investment securities, assets and liabilities at the current rate of exchange; and

(II) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Repurchase Agreements — To the extent consistent with its investment objective and strategies, a Fund may enter into repurchase agreements which are secured by obligations of the U.S. Government with a bank, broker-dealer or other financial institution. Each repurchase agreement is at least 102% collateralized and marked-to-market. However, in the event of default or bankruptcy by the counterparty to the repurchase agreement, realization of the collateral may by subject to certain costs, losses or delays.

Futures Contracts — To the extent consistent with its investment objective and strategies, a Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. These Funds’ investments in futures contracts are designed to enable the Funds to more closely approximate the performance of their benchmark indices. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When contracts are closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, futures contracts involve the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of December 31, 2016, if applicable.

Options Writing/Purchasing — To the extent consistent with its investment objective and strategies, a Fund may invest in financial options contracts for the purpose of hedging its existing portfolio securities, or securities that a Fund intends to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. A Fund may also invest in financial option contracts to enhance its returns. When the Fund writes or purchases

30	New Covenant Funds / Semi-Annual Report / December 31, 2016

an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on affecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is a Fund may pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Forward Treasury Commitments — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may invest in commitments to purchase U.S. Treasury securities on an extended settlement basis. Such transactions involve the commitment to purchase a security with payment and delivery taking place in the future, sometimes a month or more after the transaction date. The Funds account for such transactions as purchases and sales and record an unrealized gain or loss each day equal to the difference between the cost of the purchase commitment and the current market value. Realized gains or losses are recorded upon closure or settlement of such commitments. No interest is earned prior to settlement of the transaction. These instruments are subject to market fluctuation due to changes in interest rates and the market value at the time of settlement could be higher or lower than the purchase price. A Fund may incur losses due to changes in the value of the underlying treasury securities from interest rate fluctuations or as a result of counterparty nonperformance. These transactions may increase the overall investment exposure for a Fund (and so may also create investment leverage) and involve a risk of loss if the value of the securities declines prior to the settlement date.

Master Limited Partnerships — To the extent consistent with its investment objective and strategies, a Fund may invest in entities commonly referred to as “MLPs” that are generally organized under state law as limited partnerships or limited liability companies. The Funds intend to primarily invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. Federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Growth Fund and Income Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by those Funds to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Funds will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, that Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its net asset value. Those Funds may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When those

New Covenant Funds / Semi-Annual Report / December 31, 2016	31

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2016

Funds have sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders quarterly for the Growth Fund, Balanced Growth Fund and Balanced Income Fund; declared and paid monthly for the Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Illiquid Securities — A security is considered illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days or less for its approximate carrying value on the books of a Fund. Valuations of illiquid securities may differ significantly from the values that would have been used had an active market value for these securities existed. As of December 31, 2016, the Funds did not own any illiquid securities.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Administration Agreement — The Trust entered into an Administration Agreement with SEI Investments Global Funds Services (the “Administrator”). Under the Administration Agreement, the Administrator provides administrative and accounting services to the Funds. Under the terms of the Administration Agreement, the Administrator is entitled to a fee of 0.20% of each Fund’s average daily net assets. The Administrator has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Balanced Growth Fund and the Balanced Income Fund, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Accordingly, the voluntary expense limitations are 0.14% and 0.20% for the Balanced Growth Fund and the Balanced Income Fund, respectively. These voluntary waivers may be terminated at any time.

Transfer Agent Servicing Agreement — In 2008, the Trust entered into a transfer agent servicing agreement (“Agreement”) with U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect, wholly-owned subsidiary of U.S. Bancorp. Under the terms of the Agreement, USBFS is entitled to account based fees and annual fund level fees, as well as reimbursement of out-of-pocket expenses incurred in providing transfer agency services.

Investment Advisory Agreement — The Trust, on behalf of each Fund, entered into an Investment Advisory Agreement (“Agreement”) with SEI Investments Management Corporation (the “Adviser”). Under the Agreement, the Adviser is responsible for the investment management of the Funds and receives an annual advisory fee of 0.62% for the Growth Fund and 0.42% for the Income Fund. The Adviser does not receive an advisory fee for the Balanced Growth Fund and Balanced Income Fund. The Adviser has voluntarily agreed to waive a portion of its fee so that the total annual expenses of the Growth and Income Funds, exclusive of acquired fund fees and expenses, will not exceed certain voluntary expense limitations adopted by the Adviser. Effective November 1, 2016, the voluntary expense limitations are 0.93% and 0.80% for the Growth Fund and Income Fund, respectively. Subsequent to November 1, 2016, the voluntary expense limitations were 1.02% and 0.80% for the Growth Fund and Income Fund, respectively. These voluntary waivers may be terminated by the Adviser at any time.

The Adviser has entered into sub-advisory agreements to assist in the selection and management of investment securities in the Growth Fund and the Income Fund. It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for these Funds. The Adviser, not the Funds, pays each sub-adviser a quarterly fee, in arrears, for their services. The Adviser pays sub-advisory fees directly from its own advisory fee. The sub-advisory fees are based on the assets of the Fund allocated to the sub-adviser for which the sub-adviser is responsible for making investment decisions.

The following are the sub-advisers for the Growth Fund: BlackRock Investment Management, LLC, Brandywine Global Investment Management, LLC, Coho Partners, Ltd., Parametric Portfolio Associates LLC and Waddell & Reed Investment Management Company.

The following are the sub-advisers for the Income Fund: Income Research & Management and Western Asset Management Company.

32	New Covenant Funds / Semi-Annual Report / December 31, 2016

Shareholder Service Plan and Agreement—The Trust entered into a Shareholder Service Plan and Agreement (the “Agreement”) with the Distributor. Per the Agreement, a Fund is authorized to make payments to certain entities which may include investment advisors, banks, trust companies and other types of organizations (“Authorized Service Providers”) for providing administrative services with respect to shares of the Funds attributable to or held in the name of the Authorized Service Providers for its clients or other parties with whom they have a servicing relationship. Under the terms of the Agreement, the Growth Fund and the Income Funds are authorized to pay an Authorized Service Provider a shareholder servicing fee at an annual rate of up to 0.10% of the average daily net asset value of the Growth Fund and Income Fund, respectively, which fee will be computed daily and paid monthly, for providing certain administrative services to Fund shareholders with whom the Authorized Service Provider has a servicing relationship.

Distribution Agreement — The Trust issues shares of the Funds pursuant to a Distribution Agreement with SEI Investments Distribution Co. (the “Distributor”), a wholly owned subsidiary of SEI Investments Company (“SEI”). In consideration of the services and facilities to be provided by the Distributor or any service provider, each of the Growth Fund and the Income Fund (if such Fund has issued Shares) will pay to the Distributor a fee, as agreed from time to time, at an annual rate of up to 0.10% (ten basis points) of the average daily net asset value of the Growth Fund and the Income Fund, respectively, which fee will be computed daily and paid monthly.

Social Witness Services and License Agreement — The Trust retained New Covenant Trust Company (“NCTC”) to ensure that each Fund continues to invest consistent with social witness principles adopted by the General Assembly of the Presbyterian Church (U.S.A.). No less than annually, NCTC will provide the Trust with an updated list of issuers in which the Funds will be prohibited from investing.

NCTC will distribute to the Trust proxy voting guidelines and shareholder advocacy services for the Funds that NCTC deems to be consistent with social witness principles adopted by the General Assembly of the Presbyterian Church

(U.S.A.). The Trust also engages NCTC to vote Fund proxies consistent with such proxy voting guidelines. NCTC shall monitor and review and, as necessary, amend the Proxy Voting Guidelines periodically to ensure that they remain consistent with the social witness principles.

NCTC also grants to the Trust a non-exclusive right and license to use and refer to the trade name, trademark and/ or service mark rights to the name “New Covenant Funds” and the phrase “Funds with a Mission”, in the name of the Trust and each Fund, and in connection with the offering, marketing, promotion, management and operation of the Trust and the Funds.

In consideration of the services provided by NCTC, the Growth Fund and the Income Fund will each pay to NCTC a fee at an annual rate of 0.15% of the average daily net asset value of the shares of such Fund, which fee will be computed daily and paid monthly.

Payment to Affiliates — Certain officers and/or interested trustees of the Trust are also officers of the Distributor, the Adviser, the Administrator or NCTC. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly and interim board meetings. Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser, the Administrator or NCTC.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Adviser, sub-advisers and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed annually by the Board.

Investment in Affiliated Security — The Funds may invest excess cash in the SEI Daily Income Trust (SDIT) Government Fund, an affiliated money market fund. The Balanced Funds invest in the Growth Fund and Income Fund.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (the ‘‘Program’’) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the ‘‘SEI Funds’’). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (‘‘Repo Rate’’), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (‘‘Bank Loan Rate’’). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board

New Covenant Funds / Semi-Annual Report / December 31, 2016	33

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2016

of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate. During the period ended December 31, 2016, the Trust did not participate in interfund lending.

4. DERIVATIVE TRANSACTIONS

The International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable ISDA Master Agreement.

To reduce counterparty risk with respect to Over The Counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Fund’s ISDA master agreements, which allow the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC positions in swaps for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA Master Agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities and therefore disclose these derivative assets and derivative liabilities on a gross basis. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the mark to market amount of each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the Funds or the counterparty. For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported separately on the Statement of Assets and Liabilities as cash pledged as collateral. Non-cash collateral pledged by the Funds, if any, is noted in the Schedules of Investments. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from its counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty nonperformance.

The following is a summary of the variation margin of exchange-traded financial derivative instruments of the Funds as of December 31, 2016 ($ Thousands):

	Financial Derivative Asset	Financial Derivative Liability

	Variation Margin Asset	Market value	Variation Margin Liability

Fund	Futures	Written Options	Futures	Total

Income Fund	$ 43	$ 16	$ 53	$ 69

Cash with a total market value of $224 ($ Thousands) has been pledged as collateral for exchange-traded derivative instruments as of December 31, 2016.

Written options transactions entered into during the period ended December 31, 2016 are summarized as follows:

	Income Fund

	Number of Contracts	Premiums ($ Thousands)

Balance at beginning of period	12	$ 5
Written	271	95
Expired	(244)	(83)

Balance at end of period	39	$ 17

34	New Covenant Funds / Semi-Annual Report / December 31, 2016

5. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities, excluding U.S. government and other short-term investments, for the period ended December 31, 2016, were as follows:

Fund	Purchases (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Sales (excluding Short-Term Investments & U.S. Government Securities) ($ Thousands)	Purchases of U.S. Government Securities ($ Thousands)	Sales of U.S. Government Securities ($ Thousands)

Growth Fund	$ 100,682	$ 114,840	$ –	$ –
Income Fund	32,080	38,755	143,725	119,742
Balanced Growth Fund	8,339	16,573	–	–
Balanced Income Fund	1,728	3,394	–	–

The following is a summary of the transactions with affiliates for the period ended December 31, 2016:

	Value 6/30/2016 ($ Thousands)	Purchases at Cost ($ Thousands)	Proceeds from Sales ($ Thousands)	Realized Gain (Loss) ($ Thousands)	Unrealized Gain (Loss) ($ Thousands)	Value 12/31/2016 ($ Thousands)	Dividends from Affiliates ($ Thousands)

Growth Fund
SDIT Government Fund	$ 18,618	$ 23,942	$ (31,440)	$ –	$ –	$ 11,120	$ 12
Income Fund
SDIT Government Fund	935	49,391	(49,299)	–	–	1,027	–
Balanced Growth Fund
New Covenant Growth Fund	172,525	–	(14,701)	12	12,711	170,547	870
New Covenant Income Fund	109,043	8,339	(1,872)	(75)	(2,505)	112,930	1,013
SDIT Government Fund	2,769	9,141	(9,023)	–	–	2,887	2
Balanced Income Fund
New Covenant Growth Fund	27,763	–	(2,605)	93	1,936	27,187	139
New Covenant Income Fund	49,375	1,728	(789)	(32)	(1,124)	49,158	452
SDIT Government Fund	780	3,504	(3,502)	–	–	782	–

6. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its taxable income (including net capital gains). Accordingly, no provision for federal income tax is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions paid during the last two years ended June 30 were as follows:

		Ordinary Income ($ Thousands)	Long Term Capital Gains ($ Thousands)	Total Taxable Deductions ($ Thousands)	Total Distributions Paid ($ Thousands)

Growth Fund	2016	$ 9,729	$ 19,120	$ 28,849	$ 28,849
	2015	15,913	58,109	74,022	74,022
Income Fund	2016	5,431	–	5,431	5,431
	2015	4,984	–	4,984	4,984
Balanced Growth Fund	2016	5,830	25,218	31,048	31,048
	2015	9,579	4,482	14,061	14,061
Balanced Income Fund	2016	1,340	3,963	5,303	5,303
	2015	2,080	1,897	3,977	3,977

New Covenant Funds / Semi-Annual Report / December 31, 2016	35

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Continued)

December 31, 2016

As of June 30, 2016, the components of distributable earnings (accumulated losses) were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Post- October Losses ($ Thousands)	Unrealized Appreciation ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)

Growth Fund	$407	$–	$–	$(13,780)	$41,305	$(51)	$27,881

Income Fund	509	–	(51,027)	–	6,152	(1,809)	(46,175)

Balanced Growth Fund	520	6,916	–	–	23,026	–	30,462
Balanced Income Fund	259	967	–	–	6,547	–	7,773

Post October losses represent losses realized on investment transactions from November 1, 2015 through June 30, 2016 that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year. Deferred Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2016 through June 30, 2016 and specified losses realized on investment transactions from November 1, 2015 through June 30, 2016, that, in accordance with Federal income tax regulations, the Fund defers and treats as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards incurred in taxable years beginning before December 22, 2010 may be carried forwards for a maximum period of eight years and applied against future net realized gains. At June 30, 2016, the breakdown of capital loss carryforwards was as follow:

	Expires 2018 ($ Thousands)	Total Capital Loss Carryforwards ($ Thousands) June 30, 2016

Income Fund	$ 51,027	$51,027

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

During the fiscal year ended June 30, 2016, the following Funds utilized capital loss carryforwards to offset capital gains.

Amount Utilized ($ Thousands)

Income Fund	$ 4,074

For Federal income tax purposes, the cost of securities owned at June 30, 2016, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to wash sales, MLP basis adjustments and basis adjustments from investments in registered investment companies which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

36	New Covenant Funds / Semi-Annual Report / December 31, 2016

The aggregate gross unrealized appreciation and depreciation on total investments held by the Funds at December 31, 2016 was as follows:

	Federal Tax Cost ($ Thousands)	Aggregate Gross Unrealized Appreciation ($ Thousands)	Aggregate Gross Unrealized Depreciation ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)

New Covenant Growth Fund	$335,526	$62,009	$(7,206)	$54,803
New Covenant Income Fund	316,162	2,551	(3,655)	(1,104)
New Covenant Balanced Growth Fund	241,614	45,521	(771)	44,750
New Covenant Balanced Income Fund	67,537	10,226	(636)	9,590

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of December 31, 2016, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

7. CONCENTRATIONS/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the con- tract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The market values of the Income Fund’s investments may change in response to interest rate changes and other factors. During periods of falling interest rates, the values of fixed income securities generally rise. Conversely, during periods of rising interest rates, the values of such securities generally decline. Changes by recognized rating agencies in the ratings of any fixed income security and in the ability of an issuer to make payments of interest and principal may also affect the value of these investments.

The Growth Fund concentrates its investments in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States, as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days are subject to this 15% limit. The Funds may purchase securities which are not registered under the Securities Act of 1933 (the “Securities Act”) but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as “illiquid securities;” however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as “lower- rated securities”) or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risks. The yields on lower-rated securities will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Growth Fund and Balanced Income Fund invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management fees and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating

New Covenant Funds / Semi-Annual Report / December 31, 2016	37

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (Concluded)

December 31, 2016

expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain a Fund’s investment risk-to- reward ratio, may cause the Fund to under-perform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying Funds in which they invest.

8. CONCENTRATION OF SHAREHOLDERS

On December 31, 2016, the number of shareholders below held the following percentage of the outstanding shares of the Funds. These shareholders are affiliated with the Funds.

	# of Shareholders	% of Outstanding Shares

Growth Fund	3	52.50%
Income Fund	3	57.05%
Balanced Growth Fund	1	1.19%
Balanced Income Fund	1	0.62%

9. REGULATORY MATTERS

In October 2016, the Securities and Exchange Commission (the “SEC”) released its Final Rule on Investment Company Reporting Modernization (the “Rule”). The Rule which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN – also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

10. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of December 31, 2016.

38	New Covenant Funds / Semi-Annual Report / December 31, 2016

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

December 31, 2016

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (July 1, 2016 to December 31, 2016).

The table on this page illustrates your Fund’s costs in two ways:

Actual Fund Return: This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return: This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

	Beginning Account Value 7/1/16	Ending Account Value 12/31/16	Annualized Expense Ratios	Expenses Paid During Period*

Growth Fund

Actual Fund Return	$1,000.00	$1,081.10	0.99%	$5.19
Hypothetical 5% Return	$1,000.00	$1,020.21	0.99%	$5.04

Income Fund

Actual Fund Return	$1,000.00	$985.60	0.80%	$4.00
Hypothetical 5% Return	$1,000.00	$1,021.17	0.80%	$4.08

Balanced Growth Fund†

Actual Fund Return	$1,000.00	$1,042.00	0.14%	$0.72
Hypothetical 5% Return	$1,000.00	$1,024.50	0.14%	$0.71

Balanced Income Fund†

Actual Fund Return	$1,000.00	$1,017.70	0.20%	$1.02
Hypothetical 5% Return	$1,000.00	$1,024.20	0.20%	$1.02

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period shown).
†	Excludes expenses of the underlying affiliated investment companies.

New Covenant Funds / Semi-Annual Report / December 31, 2016	39

BOARD OF TRUSTEES CONSIDERATIONS IN APPROVING THE ADVISORY AND SUB-ADVISORY AGREEMENTS (UNAUDITED)

New Covenant Funds (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”). Pursuant to the Advisory Agreement, SIMC is responsible for the investment advisory services provided to the series of the Trust (the “Funds”). With the exception of any Fund for which SIMC directly manages the Fund’s assets, pursuant to separate sub-advisory agreements with SIMC (the “Sub-Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (the “Board”), the sub-advisers (each, a “Sub-Adviser” and collectively, the “Sub-Advisers”) provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of the Funds. The Sub-Advisers are also responsible for managing their employees who provide services to the Funds. The Sub-Advisers are selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Advisers’ skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of, as well as the continuation of, the Sub-Advisory Agreements be specifically approved: (i) by the vote of the Board or by a vote of the shareholders of the Funds; and (ii) by the vote of a majority of the Trustees who are not parties to the Sub-Advisory Agreements or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval(s). In connection with their consideration of such approval(s), the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Advisers are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Sub-Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to approve a Sub-Advisory Agreement.

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Sub-Advisory Agreements between SIMC and the Sub-Advisers with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Advisers, including information about SIMC’s and the Sub-Advisers’ affiliates, personnel and operations and the services provided pursuant to the Sub-Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to approve the Sub-Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Advisers.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and certain of the Sub-Advisers regarding: (i) the quality of the Sub-Advisers’ investment management and other services; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the sub-advisory fees that SIMC pays the Sub-Advisers, compared with fees each charge to comparable accounts; (vi) the level of the Sub-Advisers’ profitability from their Fund-related operations; (vii) the Sub-Advisers’ compliance programs, including a description of material compliance matters and material compliance violations; (viii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (ix) the Sub-Advisers’ expertise and resources in domestic and/or international financial markets; and (x) the Funds’ performance over various periods of time.

At the September 13-14, 2016 and December 6-7, 2016 meetings of the Board, the Trustees, including a majority of the Independent Trustees, initially approved or approved the renewal of certain Sub-Advisory Agreements. In each case, the Board’s approvals were based on its consideration and evaluation of the factors described above, as discussed at the meetings and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Sub-Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, each Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full

40	New Covenant Funds / Semi-Annual Report /December 31, 2016

deliberations, the nature, extent and quality of services provided by the Sub-Advisers to the Funds and the resources of the Sub-Advisers and their affiliates dedicated to the Funds were sufficient to support initial approval or the renewal of the Sub-Advisory Agreements.

Performance. In determining whether to approve or renew the Sub-Advisory Agreements, the Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor each Fund’s performance at board meetings throughout the year. Based on the materials considered and discussed at the meetings, the Trustees found Fund performance satisfactory, or, where performance was materially below the benchmark, the Trustees were satisfied with the reasons provided to explain such performance. In connection with the approval or renewal of Sub-Advisory Agreements, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of each Sub-Adviser was sufficient to support approval or renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Sub-Advisory Agreements, the Trustees considered the rate of compensation called for by the Sub-Advisory Agreements and the Funds’ net operating expense ratio, noting that they receive reports that permit them to evaluate each Fund’s fees at board meetings throughout the year. Based on the materials considered and discussion at the meetings, the Trustees further determined that there was a reasonable basis for the fee level. When considering fees paid to Sub-Advisers, the Board took into account the fact that the Sub-Advisers are compensated by SIMC and not by the Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses of the Funds are reasonable and supported approval or renewal of the Sub-Advisory Agreements. The Board also considered whether the Sub-Advisers and their affiliates may have realized other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing to the Sub-Advisers and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability were reasonable. As with the fee levels, when considering the profitability of the Sub-Advisers, the Board took into account the fact that compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the approval or renewal of each Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid to the Sub-Adviser have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability of each of the Sub-Advisers is reasonable and supported renewal of the Sub-Advisory Agreements.

Economies of Scale. The Trustees considered whether any economies of scale were being realized by the Sub-Advisers and their affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC and the Sub-Advisers with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the approval or renewal, as applicable, of the Sub-Advisory Agreements and concluded that the compensation under the Sub-Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

New Covenant Funds / Semi-Annual Report /December 31, 2016	41

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NEW COVENANT FUNDS SEMI-ANNUAL REPORT DECEMBER 31, 2016

Robert A. Nesher, Chairman

Trustees

William M. Doran

George J. Sullivan, Jr.

Nina Lesavoy

James M. Williams

Mitchell A. Johnson

Hubert L. Harris, Jr.

Susan C. Cote

Officers

Robert A. Nesher

President and Chief Executive Officer

James J. Hoffmayer

Controller and Chief Financial Officer

Russell Emery

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

Aaron Buser

Vice President, Assistant Secretary

David F. McCann

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget E. Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

New Covenant Fund

877-835-4531

1 Freedom Valley Drive, P.O. Box 1100, Oaks, PA 19456

NCF-F-004 (12/16)

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable for semi-annual report.

Item 6.	Schedule of Investments

(a) The Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Registrant’s Board of Trustees (the “Board”). Pursuant to the Committee’s Charter, adopted on February 22, 2012, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the 1940 Act, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

New Covenant Funds

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 10, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO

Date: March 10, 2017

By	/s/ James J. Hoffmayer
James J. Hoffmayer
Controller & CFO

Date: March 10, 2017